UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03636

The Guardian Variable Contract Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004

(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Variable Contract Funds, Inc.	The Guardian Variable Contract Funds, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period:December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders follows.

■ The Guardian Stock Fund	Annual Report To Contractowners

Richard Goldman, Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

April 13, 1983

Net Assets at December 31, 2004:

$1,261,203,318

An Update from Fund Management

The Guardian Stock Fund seeks to invest principally in high quality companies and is designed for investors who are looking for a core large cap fund as part of their overall investment mix. We believe that owning companies that have above average cash flows, balance sheets, and earnings can provide attractive long-term investment opportunities.

When considering a company for inclusion in the portfolio, our team of analysts and portfolio managers begins by analyzing its historical operating performance. We look for companies that we believe: (1) generate consistent earnings that are driven by strong cash flows; (2) reinvest these cash flows into the business in a profitable way; (3) have robust balance sheets that are not overburdened with debt; and (4) have management teams that have proven they can profitably grow market share and navigate their companies through market cycles. Our sector analysts utilize an array of financial analytical tools to study and evaluate the financial reports and determine which companies meet our criteria.

In 2004 the U.S. equity market had its second positive year in a row. Most of the year’s returns occurred during the latter part of the year after the conclusion of the presidential election, which removed concerns about contested results, and gained momentum as energy prices declined from their highs. The S&P 500 Index, which represents the large cap segment of the market, was up 10.88% for the year ended December 31, 2004, with the value segment up 15.7% and the growth portion up 6.1%. Looking at the market from a quality perspective, a comparison of the performance of higher quality companies with that of lower quality companies reveals that in 2004 lower quality companies outperformed higher quality companies for the second year in a row (using the S&P Earnings and Dividend Quality Ratings). This is an example of the willingness of the market to seek risk and speculate on companies with more volatile earnings. A good example of the type of sectors whose stocks did well in 2004 would be the Internet sector, which was up 42% for the year (continuing its momentum from 2003 when it was up 103%).

The Guardian Stock Fund had a total return in 2004 of 6.00%. While this was the second consecutive year of positive returns since the bear market began we were disappointed that returns were below the S&P 500 Index benchmark. Our analysis highlighted several factors that played a role in the underperformance: as described above, our style of investing in high quality companies was out of favor; in addition, our investments in the financial, technology and pharmaceutical industries hurt returns; and we underestimated the ability, and willingness, of consumers to take on yet more leverage to continue spending on luxury goods. While we are disappointed that high quality stocks have not kept up with lower quality companies over the past two years, we remain committed to our investment discipline of investing in these companies. In fact, we believe that because of their relative underperformance lately, high quality stocks are currently very attractively valued. In addition, with the market’s earnings growth rate coming under pressure from the high levels seen last year and with rising interest rates, we believe that companies with strong earnings visibility have the potential to outperform.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ The Guardian Stock Fund	Annual Report To Contractowners

As Portfolio Manager of the Fund, and as a fellow shareholder, I thank you for your confidence in investing in our Fund. I speak for my team when I say that we take the responsibility that comes with managing your money seriously.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Holdings  (As of 12/31/04)

Company	Percentage of Total Net Assets
General Electric Co.	3.18%
Microsoft Corp.	2.95%
Exxon Mobil Corp.	2.70%
Citigroup, Inc.	2.58%
Procter & Gamble Co.	2.37%
Bank of America Corp.	2.27%
Carnival Corp.	2.20%
Viacom, Inc.	2.19%
Fidelity National Financial, Inc.	2.08%
Wyeth	2.08%

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 4/13/1983
The Guardian Stock Fund	6.00%	0.62%	–8.17%	9.05%	11.92%
S&P 500 Index	10.88%	3.59%	–2.29%	12.05%	12.91%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2

■ The Guardian Stock Fund	Annual Report To Contractowners

Sector Weightings vs. Index  (As of 12/31/2004)

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart shows the performance of a hypothetical $10,000 investment made in The Guardian Stock Fund and in the S&P 500 Index. This performance does not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Returns represent past performance and are not indicative of future results. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

3

■ The Guardian Stock Fund	Annual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Stock Fund	$1,000.00	$1,050.00	$2.78

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Stock Fund	$1,000.00	$1,022.42	$2.75

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■	The Guardian Stock Fund

Schedule of Investments

December 31, 2004

Common Stocks — 99.2%
Shares		Value
Aerospace and Defense — 0.8%
92,400	United Technologies Corp.	$9,549,540

Air Freight and Logistics — 1.0%
148,800	United Parcel Svc., Inc.	12,716,448

Beverages — 1.9%
258,200	Coca-Cola Co.	10,748,866
247,500	PepsiCo., Inc.	12,919,500

		23,668,366

Biotechnology — 1.4%
271,600	Amgen, Inc.*	17,423,140

Capital Markets — 4.2%
57,800	Goldman Sachs Group, Inc.	6,013,512
268,100	Lehman Brothers Hldgs., Inc.	23,453,388
383,800	Merrill Lynch & Co., Inc.	22,939,726

		52,406,626

Commercial Banks — 4.5%
609,600	Bank of America Corp.	28,645,104
92,100	M & T Bank Corp.	9,932,064
290,400	Wells Fargo & Co.	18,048,360

		56,625,528

Communications Equipment — 3.4%
1,110,400	Cisco Systems, Inc.*	21,430,720
803,300	Motorola, Inc.	13,816,760
172,900	QUALCOMM, Inc.	7,330,960

		42,578,440

Computers and Peripherals — 2.7%
337,400	Dell, Inc.*	14,218,036
195,400	Int'l. Business Machines	19,262,532

		33,480,568

Containers and Packaging — 0.6%
310,800	Pactiv Corp.*	7,860,132

Diversified Financial Services — 2.6%
676,366	Citigroup, Inc.	32,587,314

Diversified Telecommunication Services — 2.4%
474,700	SBC Comm., Inc.	12,233,019
459,600	Verizon Comm.	18,618,396

		30,851,415

Electric Utilities — 0.5%
89,200	FPL Group, Inc.	6,667,700

Electronic Equipment and Instruments — 1.1%
210,900	CDW Corp.	13,993,215

Energy Equipment and Services — 0.6%
161,400	Noble Corp.*	8,028,036

Food and Staples Retailing — 2.2%
132,300	Costco Wholesale Corp.	6,404,643
415,800	Wal-Mart Stores, Inc.	21,962,556

		28,367,199

Food Products — 2.6%
169,900	Bunge Ltd.	9,685,999
395,800	Dean Foods Co.*	13,041,610
271,500	McCormick & Co., Inc.	10,479,900

		33,207,509

Gas Utilities — 0.5%
300,000	NiSource, Inc.	6,834,000

Shares		Value
Health Care Equipment and Supplies — 4.2%
293,400	Boston Scientific Corp.*	$10,430,370
135,300	C.R. Bard, Inc.	8,656,494
129,000	Guidant Corp.	9,300,900
310,470	Hospira, Inc.*	10,400,745
296,800	Medtronic, Inc.	14,742,056

		53,530,565

Hotels, Restaurants and Leisure — 5.6%
481,000	Carnival Corp.	27,720,030
617,500	Hilton Hotels Corp.	14,041,950
650,000	Int'l. Game Technology	22,347,000
126,600	Las Vegas Sands Corp.*	6,076,800

		70,185,780

Household Products — 3.7%
330,000	Colgate-Palmolive Co.	16,882,800
542,700	Procter & Gamble Co.	29,891,916

		46,774,716

Industrial Conglomerates — 4.6%
223,800	3M Co.	18,367,266
1,098,000	General Electric Co.	40,077,000

		58,444,266

Information Technology Services — 1.0%
301,500	First Data Corp.	12,825,810

Insurance — 5.2%
242,400	Ambac Financial Group, Inc.	19,908,312
286,900	American Int'l. Group, Inc.	18,840,723
574,600	Fidelity National Financial, Inc.	26,241,982

		64,991,017

Internet and Catalog Retail — 0.5%
54,400	eBay, Inc.*	6,325,632

Machinery — 2.0%
120,700	Caterpillar, Inc.	11,769,457
173,800	Deere & Co.	12,930,720

		24,700,177

Media — 5.5%
183,900	Clear Channel Comm., Inc.*	6,158,811
406,800	Comcast Corp. — Class A*	13,538,304
113,500	Gannett Co., Inc.	9,272,950
192,400	Knight-Ridder, Inc.	12,879,256
758,000	Viacom, Inc.	27,583,620

		69,432,941

Metals and Mining — 2.2%
282,000	Alcoa, Inc.	8,860,440
191,200	Phelps Dodge Corp.	18,913,504

		27,773,944

Multiline Retail — 1.1%
435,100	Family Dollar Stores, Inc.	13,588,173

Multi-Utilities and Unregulated Power — 1.1%
207,600	Dominion Resources, Inc.	14,062,824

Oil and Gas — 6.8%
408,800	ChevronTexaco Corp.	21,466,088
268,500	Devon Energy Corp.	10,450,020
663,100	Exxon Mobil Corp.	33,990,506
135,900	Newfield Exploration Co.*	8,024,895
205,800	Occidental Petroleum Corp.	12,010,488

		85,941,997

See notes to financial statements.

5

■	The Guardian Stock Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value
Pharmaceuticals — 7.9%
245,800	Abbott Laboratories	$11,466,570
124,700	Eli Lilly & Co.	7,076,725
362,000	Johnson & Johnson	22,958,040
245,200	Merck & Co., Inc.	7,880,728
874,380	Pfizer, Inc.	23,512,078
615,000	Wyeth	26,192,850

		99,086,991

Semiconductors and Semiconductor Equipment — 3.0%
947,500	Intel Corp.	22,162,025
621,200	Texas Instruments, Inc.	15,293,944

		37,455,969

Software — 5.4%
1,392,200	Microsoft Corp.	37,185,662
1,041,600	Oracle Corp.*	14,290,752
640,200	Siebel Systems, Inc.*	6,722,100
376,000	Symantec Corp.*	9,685,760

		67,884,274

Specialty Retail — 4.4%
530,300	Bed, Bath & Beyond, Inc.*	21,121,849
224,800	Best Buy Co., Inc.	13,357,616
596,800	PETsMART, Inc.	21,204,304

		55,683,769

Thrifts and Mortgage Finance — 0.7%
131,300	Federal National Mortgage Assn.	9,349,873

Tobacco — 1.3%
263,600	Altria Group, Inc.	16,105,960

	Total Common Stocks (Cost $1,097,553,065)	1,250,989,854

Repurchase Agreement — 0.8%
Principal Amount		Value
$ 10,334,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $10,335,826 at 2.12%, due 1/3/2005 (1) (Cost $10,334,000)	$10,334,000

Total Investments — 100.0% (Cost $1,107,887,065)		1,261,323,854
Liabilities in Excess of Cash, Receivables and Other Assets — (0.0)%		(120,536)

Net Assets — 100%		$1,261,203,318

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.

6

■	The Guardian Stock Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $1,107,887,065)	$1,261,323,854
Cash	177
Dividends receivable	1,034,551
Receivable for fund shares sold	17,294
Interest receivable	609
Receivable for securities sold	273
Other assets	33,214

Total Assets	1,262,409,972

LIABILITIES
Payable for fund shares redeemed	584,427
Accrued expenses	89,685
Due to GIS	532,542

Total Liabilities	1,206,654

Net Assets	$1,261,203,318

COMPONENTS OF NET ASSETS
Capital stock, at par	$44,385
Additional paid-in capital	1,717,389,525
Undistributed net investment income	2,520,255
Accumulated net realized loss on investments	(612,187,636)
Net unrealized appreciation of investments	153,436,789

Net Assets	$1,261,203,318

Shares Outstanding — $0.001 Par Value	44,384,807

Net Asset Value Per Share	$28.42

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$24,144,137
Interest	302,792

Total Income	24,446,929

Expenses:
Investment advisory fees — Note B	6,702,434
Custodian fees	166,508
Printing expense	103,386
Director's fees — Note B	102,359
Other	118,208

Total Expenses	7,192,895

Net Investment Income	17,254,034

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	67,073,893
Net change in unrealized appreciation of investments	(13,746,259)

Net Realized and Unrealized Gain on Investments	53,327,634

NET INCREASE IN NET ASSETS FROM OPERATIONS	$70,581,668

See notes to financial statements.

7

■	The Guardian Stock Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$17,254,034	$14,480,778
Net realized gain/(loss) on investments	67,073,893	(75,681,654)
Net change in unrealized appreciation/(depreciation) of investments	(13,746,259)	326,089,750

Net Increase in Net Assets Resulting from Operations	70,581,668	264,888,874

Dividends to Shareholders from:
Net investment income	(23,795,330)	(14,282,918)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(240,129,458)	(161,387,779)

Net Increase/(Decrease) in Net Assets	(193,343,120)	89,218,177

NET ASSETS:
Beginning of year	1,454,546,438	1,365,328,261

End of year*	$1,261,203,318	$1,454,546,438

* Includes undistributed net investment income of:	$2,520,255	$9,061,551

See notes to financial statements.

8

■	The Guardian Stock Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$27.30	$22.71	$28.94	$37.21	$55.20

Income from investment operations:
Net investment income	0.39	0.28	0.24	0.20	0.04
Net realized and unrealized gain/ (loss) on investments	1.23	4.57	(6.25)	(8.16)	(9.77)

Net increase/(decrease) from investment operations	1.62	4.85	(6.01)	(7.96)	(9.73)

Dividends and Distributions to Shareholders from:
Net investment income	(0.50)	(0.26)	(0.22)	(0.08)	(0.04)
Net realized gain on investments	—	—	—	(0.23)	(8.22)

Total dividends and distributions	(0.50)	(0.26)	(0.22)	(0.31)	(8.26)

Net asset value, end of year	$28.42	$27.30	$22.71	$28.94	$37.21

Total return*	6.00%	21.45%	(20.88)%	(21.44)%	(18.39)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$1,261,203	$1,454,546	$1,365,328	$2,060,451	$3,172,625
Ratio of expenses to average net assets	0.54%	0.54%	0.54%	0.53%	0.52%
Ratio of net investment income to average net assets	1.29%	1.06%	0.85%	0.59%	0.08%
Portfolio turnover rate	76%	77%	65%	137%	106%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

9

■	The Guardian Stock Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian Stock Fund (the Fund or GSF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America. GSF’s Class II shares are available only through the ownership of annuity and insurance products offered by other insurance companies. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of December 31, 2004, no GSF Class II shares have been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established each day by the boards of trade on exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSF is permitted to buy international securities that are not U.S. dollar denominated. GSF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

10

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSF. When forward contracts are closed, GSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSF. GSF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GSF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSF. Net realized short-term and long-term capital gains for GSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 was as follows:

Ordinary Income
2004	$23,795,330
2003	14,282,918

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward	Unrealized Appreciation
$2,520,255	$607,007,259	$148,256,412

11

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Taxes

GSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the US Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

For the year ended December 31, 2004, for federal income tax purposes, the Fund had capital losses carryforward of:

	Capital Loss Carryforward	Expiration Date
	$270,746,920	2009
	240,321,401	2010
	95,938,938	2011

Total	$607,007,259

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2004, the Fund reclassified amounts to paid-in capital from accumulated net realized gain on investments. Increases/(decreases) to the various capital accounts were as follows:

Paid-in Capital	Accumulated Net Realized Gain on Investments
$(10)	$10

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $1,006,771,711 and $1,245,636,687, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2004 aggregated $158,464,144 and $10,207,732, respectively, resulting in net unrealized appreciation of $148,256,412. The cost of investments owned at December 31, 2004 for federal income tax purposes was $1,113,067,442.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

12

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note E.	Transactions in Capital Stock

There are 300,000,000 shares of $0.001 par value capital stock authorized for GSF, divided into two classes, designated Class I and Class II shares. GSF Class I consists of 250,000,000 shares and Class II consists of 50,000,000 shares. Through December 31, 2004 no Class II shares of GSF were sold. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	1,077,316	2,378,308	$29,325,252	$58,054,551
Shares issued in reinvestment of dividends	860,754	572,232	23,795,330	14,282,918
Shares repurchased	(10,831,155)	(9,789,282)	(293,250,040)	(233,725,248)

Net decrease	(8,893,085)	(6,838,742)	$(240,129,458)	$(161,387,779)

Note F.	Line of Credit

A $100,000,000 line of credit available to GSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of GSF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors

Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual Funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America since 3/98. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	The Guardian Stock Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and Shareholders of The Guardian Stock Fund

We have audited the accompanying statement of assets and liabilities of The Guardian Stock Fund (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Stock Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

19

■	The Guardian Stock Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

20

■ The Guardian VC 500 Index Fund	Annual Report To Contractowners

Jonathan C. Jankus

C.F.A., Co-Portfolio Manager

Stewart Johnson,

Co-Portfolio Manager

Objective:

Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) which emphasizes securities issued by large U.S. companies

Portfolio:

At least 95% of the Fund’s assets are invested in common stocks of companies included in the S&P 500 Index under normal circumstances

Inception Date:

August 25, 1999

Net Assets at

December 31, 2004:

$202,818,027

An Update from Fund Management

The Fund seeks to replicate the returns of the S&P 500 Index, a theoretical portfolio of 500 blue-chip stocks. For the year ending December 31, 2004, the Fund’s return was 10.59%. The S&P 500 Index returned 10.88% over the same period. The portfolio index is theoretical in the sense that it is computed as though it was purchased and subsequently rebalanced without any trading costs or fund expenses. The Fund did outperform the average return of 10.35% for the 53 variable annuity comparable funds i.e., funds having an investment objective similar to the Fund’s in the Lipper universe; the average one year return of these funds for the period ended December 31, 2004 was 10.35%. For the period from Fund inception on August 25, 1999 and ended December 31, 2004, the Fund’s average annual return was –1.12% compared to an average annual return of –0.94% for the S&P 500 Index.

Stock market returns were positive for a second straight year. That said, the market’s returns for 2000, 2001 and 2002 were so poor that the cumulative return on the S&P 500 Index, including dividends, for the five-year period ended December 31, 2004 has actually been negative. Over this period, the market has had to deal with allegations of corporate malfeasance, a mixed economy, the ongoing threat of terrorist attacks and continuing unrest in the Middle East.

The stock market rebound has been a product of the turnaround in the economy in general and corporate profits in particular. In spite of this strength, interest rates and bond yields remained low in real (after-inflation) terms. Historically, this has been an attractive environment for stocks.

In keeping with our passive investment strategy, we managed the portfolio so as to be fully invested in stocks, attempted to match the performance of the S&P 500 Index and kept trading costs to a minimum. If history is any indication, this has proven to be an extremely difficult strategy to surpass. In particular, during 2004, Lipper’s universe of 1,892 “Large Cap Core” variable annuity funds returned an average of only 7.45% compared to the 10.35% average return for the funds that simply tried to match the S&P 500 Index.

Most signs indicate continuing economic growth, which hopefully will continue to feed a rebound in corporate profits. A risk on the horizon is the extent to which interest rates will rise in the near term, especially given such exogenous factors as a weak dollar and expensive oil. “Real” interest rates (interest rates after subtracting expected inflation), however, remain low. On balance, we remain optimistic.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	“S&P,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guardian Investor Services LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical returns, which assume the reinvestment of dividends and distributions and the deduction of all fund expenses. Lipper return figures do not reflect the deduction of any sales charges that an investor may pay when purchasing or redeeming shares of the Fund.

1

■ The Guardian VC 500 Index Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/04)

Company	Percentage of Total Net Assets
General Electric Co.	3.22%
Exxon Mobil Corp.	2.87%
Microsoft Corp.	2.46%
Citigroup, Inc.	2.12%
Wal-Mart Stores, Inc.	1.93%
Pfizer, Inc.	1.76%
Bank of America Corp.	1.66%
Johnson & Johnson	1.58%
American Int’l. Group, Inc.	1.46%
Int’l. Business Machines	1.43%

Sector Weightings vs. Index  (As of 12/31/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 8/25/1999
The Guardian VC 500 Index Fund	10.59%	3.24%	–2.41%	NA	–1.12%
S&P 500 Index	10.88%	3.59%	–2.29%	NA	–0.94%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Since January 1, 2000 the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

2

■ The Guardian VC 500 Index Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC 500 Index Fund	$1,000.00	$1,071.00	$1.46

1	Expenses are equal to the Fund’s annualized expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

3

■ The Guardian VC 500 Index Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC 500 Index Fund	$1,000.00	$1,023.73	$1.42

1	Expenses are equal to the Fund’s annualized expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■	The Guardian VC 500 Index Fund

Schedule of Investments

December 31, 2004

Common Stocks — 96.5%
Shares		Value

Aerospace and Defense — 1.9%
15,041	Boeing Co.	$778,672
3,298	General Dynamics Corp.	344,971
2,074	Goodrich Corp.	67,695
15,604	Honeywell Int’l., Inc.	552,538
1,900	L-3 Comm. Hldgs., Inc.	139,156
7,403	Lockheed Martin Corp.	411,237
6,330	Northrop Grumman Corp.	344,099
6,852	Raytheon Co.	266,063
2,736	Rockwell Collins, Inc.	107,908
8,800	United Technologies Corp.	909,480

		3,921,819

Air Freight and Logistics — 1.1%
5,194	FedEx Corp.	511,557
930	Ryder Systems, Inc.	44,426
19,459	United Parcel Svc., Inc.	1,662,966

		2,218,949

Airlines — 0.2%
1,843	Delta Airlines, Inc.*	13,785
18,199	Southwest Airlines Co.	296,280

		310,065

Auto Components — 0.2%
1,100	Cooper Tire & Rubber Co.	23,705
2,222	Dana Corp.	38,507
17,067	Delphi Corp.	153,944
2,622	Goodyear Tire & Rubber Co.*	38,439
3,088	Johnson Controls, Inc.	195,903
1,955	Visteon Corp.	19,100

		469,598

Automobiles — 0.6%
31,144	Ford Motor Co.	455,948
9,715	General Motors Corp.	389,183
5,221	Harley-Davidson, Inc.	317,176

		1,162,307

Beverages — 2.2%
541	Adolph Coors Co.	40,938
13,362	Anheuser-Busch Cos., Inc.	677,854
2,046	Brown-Forman Corp.	99,599
42,764	Coca-Cola Co.	1,780,265
8,124	Coca-Cola Enterprises, Inc.	169,385
30,171	PepsiCo., Inc.	1,574,926
4,264	The Pepsi Bottling Group, Inc.	115,299

		4,458,266

Biotechnology — 1.3%
22,617	Amgen, Inc.*	1,450,881
3,176	Applera Corp.-Applied Biosystems Group	66,410
6,154	Biogen Idec, Inc.*	409,918
3,269	Chiron Corp.*	108,956
3,705	Genzyme Corp.*	215,149
7,400	Gilead Sciences, Inc.*	258,926
3,941	MedImmune, Inc.*	106,840

		2,617,080

Building Products — 0.2%
3,957	American Standard Cos., Inc.*	163,503
7,420	Masco Corp.	271,053

		434,556

Shares		Value

Capital Markets — 2.8%
13,570	Bank of New York, Inc.	$453,509
1,876	Bear Stearns Cos., Inc.	191,934
22,577	Charles Schwab Corp.	270,021
6,100	E*TRADE Financial Corp.*	91,195
1,739	Federated Investors, Inc.	52,866
4,487	Franklin Resources, Inc.	312,520
8,002	Goldman Sachs Group, Inc.	832,528
6,726	Janus Capital Group, Inc.	113,064
4,624	Lehman Brothers Hldgs., Inc.	404,507
7,285	Mellon Financial Corp.	226,636
17,464	Merrill Lynch & Co., Inc.	1,043,823
19,283	Morgan Stanley	1,070,592
3,863	Northern Trust Corp.	187,665
5,470	State Street Corp.	268,686
2,158	T. Rowe Price Group, Inc.	134,228

		5,653,774

Chemicals — 1.6%
3,869	Air Products & Chemicals, Inc.	224,286
16,542	Dow Chemical Co.	818,994
18,905	E.I. Du Pont de Nemours & Co.	927,290
1,156	Eastman Chemical Co.	66,736
4,704	Ecolab, Inc.	165,252
1,924	Engelhard Corp.	59,009
751	Great Lakes Chemical Corp.	21,396
1,633	Hercules, Inc.*	24,250
1,417	Int’l. Flavors & Fragrances, Inc.	60,704
4,507	Monsanto Co.	250,364
2,995	PPG Inds., Inc.	204,139
5,483	Praxair, Inc.	242,075
3,888	Rohm & Haas Co.	171,966
1,351	Sigma-Aldrich	81,682

		3,318,143

Commercial Banks — 5.6%
5,364	AmSouth Bancorporation	138,928
71,466	Bank of America Corp.	3,358,187
9,234	BB&T Corp.	388,290
3,064	Comerica, Inc.	186,965
10,354	Fifth Third Bancorp	489,537
1,892	First Horizon Nat’l. Corp.	81,564
3,598	Huntington Bancshares, Inc.	89,159
7,242	KeyCorp	245,504
2,000	M & T Bank Corp.	215,680
3,796	Marshall & Ilsley Corp.	167,783
11,847	National City Corp.	444,855
5,466	North Fork Bancorporation, Inc.	157,694
4,705	PNC Financial Svcs. Group	270,255
7,258	Regions Financial Corp.	258,312
4,823	SunTrust Banks, Inc.	356,323
5,299	Synovus Financial Corp.	151,446
34,097	U.S. Bancorp	1,067,918
27,747	Wachovia Corp.	1,459,492
29,355	Wells Fargo & Co.	1,824,413
1,372	Zions Bancorporation	93,337

		11,445,642

Commercial Services and Supplies — 1.0%
4,913	Allied Waste Inds., Inc.*	45,593
2,958	Apollo Group, Inc.*	238,740
2,079	Avery Dennison Corp.	124,678
18,985	Cendant Corp.	443,869

See notes to financial statements.

5

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

3,041	Cintas Corp.	$133,378
1,219	Deluxe Corp.	45,505
2,150	Equifax, Inc.	60,415
3,159	H & R Block, Inc.	154,791
1,670	Monster Worldwide, Inc.*	56,179
4,365	Pitney Bowes, Inc.	202,012
4,695	R.R. Donnelley & Sons Co.	165,687
2,619	Robert Half Int’l., Inc.	77,077
11,422	Waste Management, Inc.	341,975

		2,089,899

Communications Equipment — 2.6%
11,911	ADC Telecomm., Inc.*	31,921
3,629	Andrew Corp.*	49,463
6,957	Avaya, Inc.*	119,660
6,455	CIENA Corp.*	21,560
120,263	Cisco Systems, Inc.*	2,321,076
2,797	Comverse Technology, Inc.*	68,387
22,263	Corning, Inc.*	262,036
27,463	JDS Uniphase Corp.*	87,058
72,571	Lucent Technologies, Inc.*	272,867
42,305	Motorola, Inc.	727,646
28,668	QUALCOMM, Inc.	1,215,523
2,342	Scientific Atlanta, Inc.	77,309
6,153	Tellabs, Inc.*	52,854

		5,307,360

Computers and Peripherals — 3.9%
7,549	Apple Computer, Inc.*	486,156
43,643	Dell, Inc.*	1,839,116
45,971	EMC Corp.*	683,589
4,846	Gateway, Inc.*	29,124
53,201	Hewlett Packard Co.	1,115,625
29,422	Int’l. Business Machines	2,900,421
2,204	Lexmark Int’l. Group, Inc.*	187,340
1,466	NCR Corp.*	101,491
6,233	Network Appliance, Inc.*	207,060
1,397	QLogic Corp.*	51,312
55,932	Sun Microsystems, Inc.*	300,914

		7,902,148

Construction and Engineering — 0.1%
2,106	Fluor Corp.	114,798

Construction Materials — 0.0%
1,518	Vulcan Materials Co.	82,898

Consumer Finance — 1.4%
22,837	American Express Co.	1,287,322
4,124	Capital One Financial Corp.	347,282
21,786	MBNA Corp.	614,147
4,322	Providian Financial Corp.*	71,183
7,586	SLM Corp.	405,017

		2,724,951

Containers and Packaging — 0.2%
1,698	Ball Corp.	74,678
2,984	Bemis Co., Inc.	86,804
2,370	Pactiv Corp.*	59,937
1,255	Sealed Air Corp.*	66,854
802	Temple-Inland, Inc.	54,857

		343,130

Distributors — 0.1%
2,613	Genuine Parts Co.	115,129

Shares		Value

Diversified Financial Services — 3.6%
4,000	CIT Group, Inc.	$183,280
89,038	Citigroup, Inc.	4,289,851
62,708	J.P. Morgan Chase & Co.	2,446,239
2,324	Moody’s Corp.	201,839
5,188	Principal Financial Group, Inc.	212,397

		7,333,606

Diversified Telecommunication Services — 2.8%
5,102	ALLTEL Corp.	299,793
12,695	AT & T Corp.	241,967
32,063	BellSouth Corp.	891,031
2,122	CenturyTel, Inc.	75,267
4,221	Citizens Comm. Co.	58,208
32,677	Qwest Comm. Int’l., Inc.*	145,086
57,053	SBC Comm., Inc.	1,470,256
23,682	Sprint Corp.	588,498
48,736	Verizon Comm.	1,974,295

		5,744,401

Electric Utilities — 2.0%
1,880	Allegheny Energy, Inc.*	37,055
2,715	Ameren Corp.	136,130
6,474	American Electric Power, Inc.	222,317
4,548	CenterPoint Energy, Inc.	51,392
3,156	CiNergy Corp.	131,384
3,764	Consolidated Edison, Inc.	164,675
4,105	DTE Energy Co.	177,049
6,073	Edison Int’l.	194,518
3,852	Entergy Corp.	260,357
16,392	Exelon Corp.	722,395
5,251	FirstEnergy Corp.	207,467
3,106	FPL Group, Inc.	232,174
6,780	PG&E Corp.*	225,638
1,550	Pinnacle West Capital Corp.	68,836
2,808	PPL Corp.	149,610
4,078	Progress Energy, Inc.	184,489
13,384	Southern Co.	448,632
2,588	TECO Energy, Inc.	39,700
5,672	TXU Corp.	366,184
5,953	Xcel Energy, Inc.	108,345

		4,128,347

Electrical Equipment — 0.4%
2,932	American Power Conversion Corp.	62,745
1,394	Cooper Inds. Ltd.	94,639
7,195	Emerson Electric Co.	504,370
1,194	Power-One, Inc.*	10,650
2,779	Rockwell Automation, Inc.	137,699

		810,103

Electronic Equipment and Instruments — 0.3%
7,769	Agilent Technologies, Inc.*	187,233
2,956	Jabil Circuit, Inc.*	75,614
2,894	Molex, Inc.	86,820
9,102	Sanmina-SCI Corp.*	77,094
12,321	Solectron Corp.*	65,671
3,432	Symbol Technologies, Inc.	59,374
1,335	Tektronix, Inc.	40,330

		592,136

Energy Equipment and Services — 1.0%
2,344	B.J. Svcs. Co.	109,090
5,815	Baker Hughes, Inc.	248,126

See notes to financial statements.

6

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

7,481	Halliburton Co.	$293,555
3,160	Nabors Inds., Inc.*	162,076
2,007	Noble Corp.*	99,828
5,402	Rowan Cos., Inc.*	139,912
9,779	Schlumberger Ltd.	654,704
6,670	Transocean, Inc.*	282,741

		1,990,032

Food and Staples Retailing — 3.1%
6,087	Albertson’s, Inc.	145,358
7,957	Costco Wholesale Corp.	385,198
6,646	CVS Corp.	299,535
16,796	Kroger Co.*	294,602
7,770	Safeway, Inc.*	153,380
2,000	Supervalu, Inc.	69,040
10,594	Sysco Corp.	404,373
73,945	Wal-Mart Stores, Inc.	3,905,775
16,680	Walgreen Co.	640,012
3,277	Winn-Dixie Stores, Inc.	14,910

		6,312,183

Food Products — 1.3%
11,388	Archer-Daniels-Midland Co.	254,066
7,064	Campbell Soup Co.	211,143
8,985	ConAgra Foods, Inc.	264,608
6,325	General Mills, Inc.	314,416
5,712	H.J. Heinz Co.	222,711
7,786	Hershey Foods Corp.	432,435
6,792	Kellogg Co.	303,331
2,128	McCormick & Co., Inc.	82,141
12,896	Sara Lee Corp.	311,309
4,322	W.M. Wrigley Jr. Co.	299,039

		2,695,199

Gas Utilities — 0.1%
2,794	KeySpan Corp.	110,223
938	NICOR, Inc.	34,650
4,793	NiSource, Inc.	109,184
605	Peoples Energy Corp.	26,590

		280,647

Health Care Equipment and Supplies — 2.1%
806	Bausch & Lomb, Inc.	51,955
10,086	Baxter Int’l., Inc.	348,370
4,439	Becton Dickinson & Co., Inc.	252,135
3,938	Biomet, Inc.	170,870
14,275	Boston Scientific Corp.*	507,476
1,542	C.R. Bard, Inc.	98,657
1,900	Fisher Scientific Int’l., Inc.*	118,522
5,027	Guidant Corp.	362,447
2,597	Hospira, Inc.*	87,000
20,640	Medtronic, Inc.	1,025,189
723	Millipore Corp.*	36,013
1,870	PerkinElmer, Inc.	42,056
6,290	St. Jude Medical, Inc.*	263,740
8,212	Stryker Corp.	396,229
2,490	Thermo Electron Corp.*	75,173
1,962	Waters Corp.*	91,802
4,170	Zimmer Hldgs., Inc.*	334,100

		4,261,734

Health Care Providers and Services — 2.3%
2,623	Aetna, Inc.	327,219
2,113	AmerisourceBergen Corp.	123,991
7,468	Cardinal Health, Inc.	434,264
7,500	Caremark Rx, Inc.*	295,725

Shares		Value

3,196	Cigna Corp.	$260,698
1,219	Express Scripts, Inc.*	93,180
8,330	HCA, Inc.	332,867
4,134	Health Management Assoc., Inc.	93,925
2,535	Humana, Inc.*	75,264
4,244	IMS Health, Inc.	98,503
2,400	Laboratory Corp. of America Hldgs.*	119,568
1,471	Manor Care, Inc.	52,118
5,159	McKesson Corp.	162,302
5,134	Medco Health Solutions, Inc.*	213,574
1,848	Quest Diagnostics, Inc.	176,576
7,310	Tenet Healthcare Corp.*	80,264
11,650	UnitedHealth Group	1,025,550
5,653	WellPoint, Inc.*	650,095

		4,615,683

Hotels, Restaurants and Leisure — 1.5%
10,827	Carnival Corp.	623,960
2,562	Darden Restaurants, Inc.	71,070
1,671	Harrah’s Entertainment, Inc.	111,773
5,624	Hilton Hotels Corp.	127,890
5,884	Int’l. Game Technology	202,292
3,616	Marriott Int’l., Inc.	227,736
21,961	McDonald’s Corp.	704,070
6,582	Starbucks Corp.*	410,453
5,283	Starwood Hotels & Resorts Worldwide, Inc.	308,527
1,730	Wendy’s Int’l., Inc.	67,920
5,173	Yum! Brands, Inc.	244,062

		3,099,753

Household Durables — 0.5%
1,205	Black & Decker Corp.	106,438
2,442	Centex Corp.	145,495
2,245	Fortune Brands, Inc.	173,269
745	KB Home	77,778
2,928	Leggett & Platt, Inc.	83,243
1,166	Maytag Corp.	24,603
5,096	Newell Rubbermaid, Inc.	123,272
2,430	Pulte Homes, Inc.	155,034
873	Snap-On, Inc.	29,996
1,281	Stanley Works	62,756
1,020	Whirlpool Corp.	70,594

		1,052,478

Household Products — 1.8%
3,445	Clorox Co.	203,014
9,118	Colgate-Palmolive Co.	466,477
8,429	Kimberly-Clark Corp.	554,712
44,790	Procter & Gamble Co.	2,467,033

		3,691,236

Industrial Conglomerates — 4.5%
13,794	3M Co.	1,132,074
178,753	General Electric Co.	6,524,484
2,366	Textron, Inc.	174,611
34,978	Tyco Int’l. Ltd.	1,250,114

		9,081,283

Information Technology Services — 1.1%
2,300	Affiliated Computer Svcs., Inc.*	138,437
9,913	Automatic Data Processing, Inc.	439,641
3,266	Computer Sciences Corp.*	184,104
2,590	Convergys Corp.*	38,824
8,214	Electronic Data Systems Corp.	189,743
15,929	First Data Corp.	677,620

See notes to financial statements.

7

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

3,775	Fiserv, Inc.*	$151,717
6,297	Paychex, Inc.	214,602
2,167	Sabre Hldgs. Corp.	48,021
5,126	SunGard Data Systems, Inc.*	145,220
4,833	Unisys Corp.*	49,200

		2,277,129

Insurance — 4.1%
4,624	ACE Ltd.	197,676
8,897	AFLAC, Inc.	354,457
11,699	Allstate Corp.	605,072
2,084	Ambac Financial Group, Inc.	171,159
45,103	American Int’l. Group, Inc.	2,961,914
5,608	Aon Corp.	133,807
3,268	Chubb Corp.	251,309
4,643	Cincinnati Financial Corp.	205,499
4,690	Hartford Financial Svcs. Group, Inc.	325,064
2,210	Jefferson-Pilot Corp.	114,832
2,755	Lincoln Nat’l. Corp.	128,603
3,221	Loews Corp.	226,436
8,551	Marsh & McLennan Cos., Inc.	281,328
2,700	MBIA, Inc.	170,856
12,872	MetLife, Inc.	521,445
3,556	Progressive Corp.	301,691
9,477	Prudential Financial, Inc.	520,856
2,047	SAFECO Corp.	106,935
11,198	St. Paul Travelers Cos., Inc.	415,110
1,782	Torchmark Corp.	101,824
4,910	UnumProvident Corp.	88,085
2,356	XL Capital Ltd.	182,943

		8,366,901

Internet and Catalog Retail — 0.7%
11,574	eBay, Inc.*	1,345,825

Internet Software and Services — 0.5%
24,076	Yahoo! Inc.*	907,184

Leisure Equipment and Products — 0.2%
1,348	Brunswick Corp.	66,726
4,363	Eastman Kodak Co.	140,707
2,589	Hasbro, Inc.	50,175
6,533	Mattel, Inc.	127,328

		384,936

Machinery — 1.5%
6,347	Caterpillar, Inc.	618,896
895	Crane Co.	25,812
618	Cummins, Inc.	51,782
5,066	Danaher Corp.	290,839
3,966	Deere & Co.	295,070
3,432	Dover Corp.	143,938
2,646	Eaton Corp.	191,465
5,704	Illinois Tool Works, Inc.	528,647
2,897	Ingersoll-Rand Co.	232,629
1,371	ITT Inds., Inc.	115,781
1,251	Navistar Int’l. Corp.*	55,019
3,049	PACCAR, Inc.	245,384
2,232	Pall Corp.	64,616
1,765	Parker-Hannifin Corp.	133,681

		2,993,559

Media — 3.7%
9,954	Clear Channel Comm., Inc.	333,359
39,788	Comcast Corp. — Class A*	1,324,145
1,257	Dow Jones & Co., Inc.	54,126
4,613	Gannett Co., Inc.	376,882

Shares		Value

7,803	Interpublic Group Cos., Inc.*	$104,560
1,544	Knight-Ridder, Inc.	103,355
3,262	McGraw-Hill Cos., Inc.	298,604
742	Meredith Corp.	40,216
3,273	New York Times Co.	133,538
21,000	News Corp.	391,860
3,111	Omnicom Group, Inc.	262,320
80,524	Time Warner, Inc.*	1,565,387
5,018	Tribune Co.	211,459
5,466	Univision Comm., Inc.*	159,990
31,475	Viacom, Inc.	1,145,375
34,616	Walt Disney Co.	962,325

		7,467,501

Metals and Mining — 0.7%
14,925	Alcoa, Inc.	468,944
1,206	Allegheny Technologies, Inc.	26,134
3,191	Freeport-McMoran Copper & Gold, Inc.	121,992
7,104	Newmont Mining Corp.	315,489
2,338	Nucor Corp.	122,371
1,548	Phelps Dodge Corp.	153,128
1,988	United States Steel Corp.	101,885
1,280	Worthington Inds., Inc.	25,062

		1,335,005

Multiline Retail — 1.1%
1,734	Big Lots, Inc.*	21,033
1,262	Dillards, Inc.	33,910
6,584	Dollar General Corp.	136,750
2,592	Family Dollar Stores, Inc.	80,948
3,013	Federated Department Stores, Inc.	174,121
5,398	J.C. Penney Co., Inc.	223,477
5,713	Kohl’s Corp.*	280,908
5,409	May Department Stores Co.	159,025
2,020	Nordstrom, Inc.	94,395
4,179	SearsRoebuck & Co.	213,254
15,146	Target Corp.	786,532

		2,204,353

Multi-Utilities and Unregulated Power — 0.7%
10,360	AES Corp.*	141,621
5,634	Calpine Corp.*	22,198
2,152	CMS Energy Corp.*	22,489
2,458	Constellation Energy Group, Inc.	107,439
5,457	Dominion Resources, Inc.	369,657
16,879	Duke Energy Corp.	427,545
5,523	Dynegy, Inc.*	25,516
3,884	Public Svc. Enterprise Group, Inc.	201,075
3,894	Sempra Energy	142,832

		1,460,372

Office Electronics — 0.1%
13,191	Xerox Corp.*	224,379

Oil and Gas — 6.0%
2,535	Amerada Hess Corp.	208,833
4,593	Anadarko Petroleum Corp.	297,672
5,496	Apache Corp.	277,933
1,031	Ashland, Inc.	60,190
6,900	Burlington Resources, Inc.	300,150
37,624	ChevronTexaco Corp.	1,975,636
12,019	ConocoPhillips	1,043,610
7,896	Devon Energy Corp.	307,312
10,590	El Paso Corp.	110,136
1,737	EOG Resources, Inc.	123,952
113,665	Exxon Mobil Corp.	5,826,468

See notes to financial statements.

8

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

2,029	Kerr-McGee Corp.	$117,256
2,245	Kinder Morgan, Inc.	164,177
5,386	Marathon Oil Corp.	202,568
6,729	Occidental Petroleum Corp.	392,705
2,541	Sunoco, Inc.	207,625
4,076	Unocal Corp.	176,246
4,600	Valero Energy Corp.	208,840
9,325	Williams Cos., Inc.	151,904

		12,153,213

Paper and Forest Products — 0.4%
4,327	Georgia-Pacific Corp.	162,176
8,205	Int’l. Paper Co.	344,610
1,564	Louisiana-Pacific Corp.	41,822
2,990	MeadWestvaco Corp.	101,331
3,710	Weyerhaeuser Co.	249,386

		899,325

Personal Products — 0.6%
1,303	Alberto-Culver Co.	63,287
7,896	Avon Products, Inc.	305,575
17,408	Gillette Co.	779,530

		1,148,392

Pharmaceuticals — 6.6%
27,279	Abbott Laboratories	1,272,565
2,263	Allergan, Inc.	183,461
32,257	Bristol-Myers Squibb Corp.	826,424
19,439	Eli Lilly & Co.	1,103,163
6,079	Forest Laboratories, Inc.*	272,704
50,643	Johnson & Johnson	3,211,779
3,645	King Pharmaceuticals, Inc.*	45,198
39,011	Merck & Co., Inc.	1,253,814
4,500	Mylan Laboratories, Inc.	79,560
132,703	Pfizer, Inc.	3,568,384
25,720	Schering-Plough Corp.	537,034
1,956	Watson Pharmaceuticals, Inc.*	64,176
23,669	Wyeth	1,008,063

		13,426,325

Real Estate — 0.4%
1,463	Apartment Investment & Management Co.	56,384
6,263	Equity Office Pptys. Trust	182,379
5,321	Equity Residential	192,514
3,362	Plum Creek Timber Co., Inc.	129,235
2,792	ProLogis	120,977
3,202	Simon Ppty. Group, Inc.	207,073

		888,562

Road and Rail — 0.5%
6,461	Burlington Northern Santa Fe	305,670
3,184	CSX Corp.	127,615
6,829	Norfolk Southern Corp.	247,142
4,542	Union Pacific Corp.	305,449

		985,876

Semiconductors and Semiconductor Equipment — 2.9%
6,202	Advanced Micro Devices, Inc.*	136,568
6,790	Altera Corp.*	140,553
6,027	Analog Devices, Inc.	222,517
29,509	Applied Materials, Inc.*	504,604
4,503	Applied Micro Circuits Corp.*	18,958
4,897	Broadcom Corp.*	158,075

Shares		Value

4,671	Freescale Semiconductor, Inc.*	$85,760
112,153	Intel Corp.	2,623,259
3,328	KLA-Tencor Corp.*	155,018
5,347	Linear Technology Corp.	207,250
5,561	LSI Logic Corp.*	30,474
5,529	Maxim Integrated Products, Inc.	234,374
10,828	Micron Technology, Inc.*	133,726
6,658	National Semiconductor Corp.	119,511
2,370	Novellus Systems, Inc.*	66,099
2,289	NVIDIA Corp.*	53,929
3,328	PMC-Sierra, Inc.*	37,440
3,377	Teradyne, Inc.*	57,645
31,480	Texas Instruments, Inc.	775,038
5,730	Xilinx, Inc.	169,894

		5,930,692

Software — 4.2%
3,590	Adobe Systems, Inc.	225,237
5,430	Autodesk, Inc.	206,068
3,606	BMC Software, Inc.*	67,072
2,616	Citrix Systems, Inc.*	64,170
9,555	Computer Associates Int’l., Inc.	296,778
5,622	Compuware Corp.*	36,374
4,900	Electronic Arts, Inc.*	302,232
3,165	Intuit, Inc.*	139,292
3,257	Mercury Interactive Corp.*	148,356
186,465	Microsoft Corp.	4,980,480
7,029	Novell, Inc.*	47,446
89,836	Oracle Corp.*	1,232,550
3,906	Parametric Technology Corp.*	23,006
6,000	PeopleSoft, Inc.*	158,880
9,147	Siebel Systems, Inc.*	96,044
10,554	Symantec Corp.*	271,871
6,867	VERITAS Software Corp.*	196,053

		8,491,909

Specialty Retail — 2.4%
4,700	AutoNation, Inc.*	90,287
1,474	AutoZone, Inc.*	134,591
5,064	Bed, Bath & Beyond, Inc.*	201,699
5,827	Best Buy Co., Inc.	346,240
3,140	Circuit City Stores, Inc.	49,110
40,030	Home Depot, Inc.	1,710,882
9,195	Limited Brands	211,669
13,284	Lowe’s Cos., Inc.	765,025
4,624	Office Depot, Inc.*	80,273
2,141	OfficeMax, Inc.	67,184
2,565	RadioShack Corp.	84,337
2,251	Sherwin-Williams Co.	100,462
7,860	Staples, Inc.	264,961
14,914	The Gap, Inc.	314,984
2,179	Tiffany & Co.	69,663
8,072	TJX Cos., Inc.	202,849
3,176	Toys R Us, Inc.*	65,013

		4,759,229

Textiles, Apparel and Luxury Goods — 0.4%
3,200	Coach, Inc.*	180,480
1,927	Jones Apparel Group, Inc.	70,470
1,595	Liz Claiborne, Inc.	67,325
4,408	NIKE, Inc.	399,761
893	Reebok Int’l. Ltd.	39,292
1,636	V.F. Corp.	90,602

		847,930

See notes to financial statements.

9

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

Thrifts and Mortgage Finance — 1.8%
10,510	Countrywide Financial Corp.	$388,975
11,687	Federal Home Loan Mortgage Corp.	861,332
16,613	Federal National Mortgage Assn.	1,183,012
5,106	Golden West Financial Corp.	313,610
1,536	MGIC Investment Corp.	105,846
5,800	Sovereign Bancorp, Inc.	130,790
15,091	Washington Mutual, Inc.	638,047

		3,621,612

Tobacco — 1.2%
35,827	Altria Group, Inc.	2,189,030
2,339	Reynolds American, Inc.	183,845
2,531	UST, Inc.	121,766

		2,494,641

Trading Companies and Distributors — 0.1%
2,192	W.W. Grainger, Inc.	146,031

Wireless Telecommunication Services — 0.3%
18,735	Nextel Comm., Inc.*	562,050

	Total Common Stocks (Cost $171,725,559)	$195,702,264

U.S. Government Security — 0.5%
Principal Amount		Value
$ 1,000,000	U.S. Treasury Bill 2.1275% due 2/24/2005 (1) (Cost $996,809)	$996,809

Repurchase Agreement — 1.5%
$ 3,042,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $3,042,537 at 2.12%, due 1/3/2005 (2) (Cost $3,042,000)	$3,042,000

Total Investments — 98.5% (Cost $175,764,368)		199,741,073
Cash, Receivables and Other Assets Less Liabilities — 1.5%		3,076,954

Net Assets — 100%		$202,818,027

*	Non-income producing security.
(1)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Purchased Futures Contracts
Contracts	Description	Expiration	Unrealized Appreciation
13	S&P 500 Index	3/2005	$86,021

See notes to financial statements.

10

■	The Guardian VC 500 Index Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $175,764,368)	$199,741,073
Cash	32,383
Receivable for fund shares sold	2,860,878
Dividends receivable	257,439
Interest receivable	179
Other assets	4,428

Total Assets	202,896,380

LIABILITIES
Accrued expenses	32,890
Payable for variation margin	3,250
Payable for fund shares redeemed	338
Due to GIS	41,875

Total Liabilities	78,353

Net Assets	$202,818,027

COMPONENTS OF NET ASSETS
Capital stock, at par	$22,904
Additional paid-in capital	311,104,919
Undistributed net investment income	98,026
Accumulated net realized loss on investments	(132,470,548)
Net unrealized appreciation on investments	24,062,726

Net Assets	$202,818,027

Shares Outstanding — $0.001 par value	22,903,818

Net Asset Value Per Share	$8.86

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$3,662,974
Interest	60,205
Less: Foreign tax withheld	(134)

Total Income	3,723,045

Expenses:
Investment advisory fees — Note B	458,751
Custodian fees	117,140
Audit fees	22,850
Printing expense	18,760
Directors’ fees — Note B	12,420
Other	30,121

Total Expenses before reimbursement	660,042
Less: Expenses assumed by investment adviser — Note B	(146,234)

Net Expenses	513,808

Net Investment Income	3,209,237

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	251,880
Net realized gain on futures	393,642
Net change in unrealized appreciation of investments	15,107,817
Net change in unrealized appreciation of futures contracts	5,567

Net Realized and Unrealized Gain on Investments	15,758,906

NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,968,143

See notes to financial statements.

11

■	The Guardian VC 500 Index Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$3,209,237	$2,147,274
Net realized gain/(loss) on investments	645,522	(2,247,038)
Net change in unrealized appreciation/(depreciation) of investments and futures contracts	15,113,384	37,104,952

Net Increase in Net Assets Resulting from Operations	18,968,143	37,005,188

Dividends to Shareholders from:
Net investment income	(3,093,475)	(2,256,926)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	16,118,416	8,092,801

Net Increase in Net Assets	31,993,084	42,841,063

NET ASSETS:

Beginning of year	170,824,943	127,983,880

End of year*	$202,818,027	$170,824,943

* Includes undistributed net investment income of:	$98,026	$14,041

See notes to financial statements.

12

■	The Guardian VC 500 Index Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001		2000
Net asset value, beginning of year	$8.14	$6.44	$8.47	$9.72		$10.75

Income from investment operations:
Net investment income	0.14	0.11	0.14	0.09		0.09
Net realized and unrealized gain/(loss) on investments	0.72	1.70	(2.03)	(1.25)		(1.01)

Net increase/(decrease) from investment operations	0.86	1.81	(1.89)	(1.16)		(0.92)

Dividends and Distributions to Shareholders from:
Net investment income	(0.14)	(0.11)	(0.14)	(0.09)		(0.09)
Net realized gain on investments	—	—	—	(0.00	)(a)	(0.02)

Total dividends and distributions	(0.14)	(0.11)	(0.14)	(0.09)		(0.11)

Net asset value, end of year	$8.86	$8.14	$6.44	$8.47		$9.72

Total return*	10.59%	28.25%	(22.42)%	(11.92)%		(8.66)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$202,818	$170,825	$127,984	$366,544		$294,600
Ratio of expenses to average net assets	0.28%	0.28%	0.28%	0.28%		0.28%
Ratio of expenses, excluding waivers, to average net assets	0.36%	0.40%	0.34%	0.33%		0.34%
Ratio of net investment income to average net assets	1.75%	1.51%	1.29%	1.14%		0.93%
Portfolio turnover rate	1%	12%	17%	1%		1%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.

See notes to financial statements.

13

■	The Guardian VC 500 Index Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian VC 500 Index Fund (the Fund or GVC500F) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVC500F are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVC500F are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVC500F is permitted to buy international securities that are not U.S. dollar denominated. GVC500F’s books and records are maintained in U.S. dollars as follows:

(1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between

14

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

the date on which GVC500F earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVC500F may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVC500F. When forward contracts are closed, GVC500F will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVC500F will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVC500F may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVC500F is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVC500F each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVC500F. The daily changes in the variation margin are recognized as unrealized gains or losses by GVC500F. GVC500F may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVC500F may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVC500F. Net realized short-term and long-term capital gains for GVC500F will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVC500F at the net asset value on the ex-dividend date, except for The Guardian VC Asset Allocation Fund which receives its dividends or distributions in the form of a cash payment.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

Ordinary Income
2004	$3,093,475
2003	2,256,926

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation
$98,026	$18,402,719

Taxes

GVC500F has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

15

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

For the year ended December 31, 2004, for federal income tax purposes, the Fund had capital losses carryforward of:

	Capital Loss Carryforward	Expiration Date
	$598,814	2009
	114,272,919	2010
	11,938,809	2011

Total	$126,810,542

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2004, the Fund reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized loss on investments. Increases/(decreases) to the various capital accounts were as follows:

Paid-in capital	Distributions in excess of net investment income	Accumulated net realized loss on investments
$(3)	$(31,777)	$31,780

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .25% of the average daily net assets of the Fund. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds .28% of the average daily net assets of GVC500F. GIS subsidized .08% of the ordinary operating expenses of GVC500F or $146,234 for the year ended December 31, 2004.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $14,936,856 and $1,554,382, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency and futures at December 31, 2004 aggregated $40,943,428 and $22,540,709, respectively, resulting in net unrealized appreciation of $18,402,719. The cost of investment owned at December 31, 2004 for federal income tax purposes was $181,338,354.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVC500F will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVC500F maintains the right to sell the collateral and may claim any resulting loss against the seller.

16

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note E.	Transactions in Capital Stock

There are 200,000,000 shares of $0.001 par value capital stock authorized for GVC500F. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	3,689,980	5,826,392	$30,818,819	$41,645,719
Shares issued in reinvestment of dividends	302,239	243,758	2,624,877	1,889,505
Shares repurchased	(2,077,724)	(4,941,832)	(17,325,280)	(35,442,423)

Net increase	1,914,495	1,128,318	$16,118,416	$8,092,801

Note F.	Line of Credit

A $100,000,000 line of credit available to all of GVC500F and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of GVC500F are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual Funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

19

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

20

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

21

■	The Guardian VC 500 Index Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and Shareholders of The Guardian VC 500 Index Fund

We have audited the accompanying statement of assets and liabilities of The Guardian VC 500 Index Fund (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian VC 500 Index Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

22

■	The Guardian VC 500 Index Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

23

■ The Guardian VC Asset Allocation Fund	Annual Report To Contractowners

Jonathan C. Jankus C.F.A., Co-Portfolio Manager

Stewart Johnson, Co-Portfolio Manager

Objective:

Long term total investment return consistent with moderate investment risk

Portfolio:

Generally purchases shares of The Guardian VC 500 Index, The Guardian Stock, The Guardian Bond and/or The Guardian Cash Funds. Also invests in individual securities and uses futures to manage allocations among the equity, debt and money market asset classes.

Inception Date:

September 15, 1999

Net Assets at December 31, 2004:

$55,927,417

An Update from Fund Management

For the year ended December 31, 2004, the Fund’s total return was 10.31%. This return exceeds the 8.30% return experienced by its not-quite-passive composite benchmark (60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index rebalanced monthly without expenses or trading costs). For the period from Fund inception on September 15, 1999 and ending December 31, 2004, the Fund’s average annual return has been 2.66% compared to 3.22% for the benchmark.

Stock market returns were positive for a second straight year. That said, the market’s returns for 2000, 2001 and 2002 were so poor that the cumulative return on the S&P 500 Index, including dividends, for the five-year period ended December 31, 2004 has actually been negative. Over this period, the market has had to deal with allegations of corporate malfeasance, a mixed economy, the ongoing threat of terrorist attacks and continuing unrest in the Middle East.

The Fund’s performance was positively impacted by a correctly aggressive stance on the market. After the declines of 2000, 2001 and the first half of 2002, our models viewed the market as being extremely “cheap” relative to fixed income alternatives. In addition, the turnaround in the economy led to a pronounced rebound in corporate profitability.

Our investing was guided by our quantitative model which, as of year-end, has us invested fully 100% in stocks, 0% in bonds and 0% in cash. This is the most aggressive position that the Fund can hold.

Most signs indicate continuing economic growth which hopefully will continue to feed a rebound in corporate profits. A risk on the horizon is the extent to which interest rates will rise in the near term, especially given such exogenous factors as a weak dollar and expensive oil. “Real” interest rates (interest rates after subtracting expected inflation), however, remain low. On balance, we remain optimistic, albeit a bit more cautiously so.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The composite benchmark total return data is comprised of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index to reflect a 60/40 neutral weighting of the Fund. The S&P 500 Index is generally considered to be representative of U.S. stock market activity. The Lehman Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ The Guardian VC Asset Allocation Fund	Annual Report To Contractowners

Portfolio Composition by Asset Class  (As of 12/31/04 and 6/30/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 9/15/1999
The Guardian VC Asset Allocation Fund	10.31%	4.11%	1.12%	NA	2.66%
Custom Index: 60% S&P 500 Index and 40% Lehman Aggregate Bond Index	8.30%	4.99%	1.98%	NA	3.22%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2

■ The Guardian VC Asset Allocation Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund, the S&P 500 Index and the Lehman Aggregate Bond Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC Asset Allocation Fund	$1,000.00	$1,069.70	$1.61

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

3

■ The Guardian VC Asset Allocation Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC Asset Allocation Fund	$1,000.00	$1,023.58	$1.58

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■	The Guardian VC Asset Allocation Fund

Schedule of Investments

December 31, 2004

Mutual Funds — 63.7%

Shares		Value
Equity — 53.5%
3,380,940	The Guardian VC 500 Index Fund *†	$29,955,129

Fixed Income — 10.2%
470,055	The Guardian Bond Fund, Inc. *†	5,692,361

	Total Mutual Funds (Cost $36,150,852)	35,647,490

U.S. Government Securities — 3.3%
Principal Amount		Value
	U.S. Treasury Bills
$100,000	1.66%, 1/6/2005 (1)	$99,977
1,700,000	1.791%, 1/20/2005 (1)	1,698,393
40,000	2.075%, 2/17/2005 (1)	39,892

	Total U.S. Government Securities (Cost $1,838,262)	1,838,262

Repurchase Agreements — 33.1%
Principal Amount		Value
$8,000,000	Lehman Brothers repurchase agreement, dated 12/31/2004, maturity value $8,001,333 at 2.00%, due 1/3/2005 (2)	$8,000,000
10,489,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $10,490,853 at 2.12%, due 1/3/2005 (2)	10,489,000

	Total Repurchase Agreements (Cost $18,489,000)	18,489,000

Total Investments — 100.1% (Cost $56,478,114)		55,974,752
Liabilities in Excess of Cash, Receivables and Other Assets — (0.1)%		(47,335)

Net Assets — 100%		$55,927,417

*	The Guardian VC 500 Index Fund and The Guardian Bond Fund financials are included herein.
†	Affiliated issuer, as defined in the 1940 Act, which includes issuers in which the Fund held 5% or more of the outstanding voting securities and investment company securities with a common Adviser.
(1)	The U.S. Treasury Bills are segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Purchased (P)/Sold (S) Futures Contracts
Contracts	Type	Description	Expiration	Unrealized Appreciation/ (Depreciation)
51	S	U.S. Treasury Notes, 5 Year	3/2005	$(3,199)
83	P	S&P 500 Index	3/2005	549,209

				$546,010

See notes to financial statements.

5

■	The Guardian VC Asset Allocation Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Unaffiliated issuers, at identified cost*	$20,327,262
Affiliated issuers, at identified cost	36,150,852

Total Cost	$56,478,114

Unaffiliated issuers, at market	$1,838,262
Affiliated issuer, at market	35,647,490
Repurchase agreements	18,489,000

Total Investments	55,974,752
Cash	703
Receivable for fund shares sold	4,245
Interest receivable	1,062
Other assets	1,259

Total Assets	55,982,021

LIABILITIES
Payable for variation margin	27,922
Accrued expenses	18,390
Payable for fund shares redeemed	15
Due to GIS	8,277

Total Liabilities	54,604

Net Assets	$55,927,417

COMPONENTS OF NET ASSETS
Capital stock, at par	$6,102
Additional paid-in capital	59,486,076
Undistributed net investment income	157,308
Accumulated net realized loss on investments	(3,764,717)
Net unrealized appreciation of investments	42,648

Net Assets	$55,927,417

Shares Outstanding — $0.001 Par Value	6,102,390

Net Asset Value Per Share	$9.16

*	Includes repurchase agreement.

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends (Received from affiliated issuers)	$710,723
Interest	243,683

Total Income	954,406

Expenses:
Investment advisory fees — Note B	260,188
Custodian fees	34,275
Audit fees	22,000
Directors’ fees — Note B	3,518
Other	12,871

Total Expenses before reimbursement	332,852
Less: Expenses assumed by investment adviser (1)	(169,322)

Net Expenses	163,530

Net Investment Income	790,876

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on futures	1,929,865
Net realized gains received from underlying funds	58,804
Net change in unrealized depreciation of investments	2,368,469
Net change in unrealized appreciation of futures contracts	69,867

Net Realized and Unrealized Gain on Investments	4,427,005

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,217,881

(1)	The fund does not impose any additional advisory fees for the portion of the fund’s assets invested in other Guardian Funds.

See notes to financial statements.

6

■	The Guardian VC Asset Allocation Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$790,876	$588,467
Net realized gain on investments	1,988,669	2,964,757
Net change in unrealized appreciation/(depreciation) of investments and futures contracts	2,438,336	6,321,844

Net Increase in Net Assets Resulting from Operations	5,217,881	9,875,068

Dividends to Shareholders from:
Net investment income	(639,481)	(1,287,566)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	2,368,946	5,820,194

Net Increase in Net Assets	6,947,346	14,407,696

NET ASSETS:

Beginning of year	48,980,071	34,572,375

End of year*	$55,927,417	$48,980,071

* Includes undistributed net investment income of:	$157,308	$5,913

See notes to financial statements.

7

■	The Guardian VC Asset Allocation Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004		2003		2002		2001		2000
Net asset value, beginning of year	$8.40		$6.78		$8.62		$9.83		$10.68

Income from investment operations:
Net investment income	0.13		0.10		0.14		0.24		0.37
Net realized and unrealized gain/(loss) on investments	0.74		1.76		(1.83)		(1.12)		(0.05)

Net increase/(decrease) from investment operations	0.87		1.86		(1.69)		(0.88)		0.32

Dividends and Distributions to Shareholders from:
Net investment income	(0.11)		(0.24)		(0.15)		(0.10)		(0.36)
Net realized gain on investments	—		—		—		(0.23)		(0.81)

Total dividends and distributions	(0.11)		(0.24)		(0.15)		(0.33)		(1.17)

Net asset value, end of year	$9.16		$8.40		$6.78		$8.62		$9.83

Total return*	10.31%		27.70%		(19.88)%		(9.03)%		3.00%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$55,927		$48,980		$34,572		$44,768		$38,627
Ratio of expenses to average net assets	0.31	%(a)	0.29	%(a)	0.31	%(a)	0.39	%(a)	0.48	%(a)
Gross expense ratio	0.53	%(b)	0.54	%(b)	0.56	%(b)	0.56	%(b)	0.73	%(b)
Ratio of net investment income to average net assets	1.52%		1.51%		1.89%		2.87%		3.83%
Portfolio turnover rate	0%		0%		0%		29%		12%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Amounts do not include expenses of the underlying funds.
(b)	Amounts include expenses of the underlying funds.

See notes to financial statements.

8

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian VC Asset Allocation Fund (the Fund or GVCAAF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVCAAF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Investments in the underlying funds are valued at the closing net asset value of each underlying fund on the day of valuation.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVCAAF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Forward Foreign Currency Contracts

GVCAAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCAAF. When forward contracts are closed, GVCAAF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related

9

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

transactions. GVCAAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVCAAF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCAAF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCAAF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCAAF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCAAF. GVCAAF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVCAAF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVCAAF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVCAAF. Net realized short-term and long-term capital gains for GVCAAF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCAAF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

Ordinary Income
2004	$639,481
2003	1,287,567

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward	Unrealized Depreciation
$157,308	$3,218,713	$503,362

Taxes

GVCAAF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

For the year ended December 31, 2004, for federal income tax purposes, the Fund had a capital loss carryforward of:

Capital Loss Carryforward	Expiration Date
$3,218,713	2010

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund. There are no duplicative advisory fees charged to

10

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

There were no purchases and proceeds from sales of securities (excluding short-term securities) during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency and futures at December 31, 2004 aggregated $173,877 and $677,239, respectively, resulting in net unrealized depreciation of $503,362. The cost of investments owned at December 31, 2004 for federal income tax purposes was $56,478,114.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCAAF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCAAF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVCAAF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCAAF enter into a reverse repurchase agreement, GVCAAF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVCAAF may enter into dollar rolls (principally using TBA’s) in which GVCAAF sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

11

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note G. Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCAAF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	781,840	1,121,572	$6,691,370	$8,521,120
Shares issued in reinvestment of dividends	69,738	162,651	639,481	1,287,567
Shares repurchased	(577,089)	(553,952)	(4,961,905)	(3,988,493)

Net increase	274,489	730,271	$2,368,946	$5,820,194

Note H.	Line of Credit

A $100,000,000 line of credit available to GVCAAF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note I.	Investments in Affiliates[1]

A summary of GVCAAF transactions in affiliated security during the year ended December 31, 2004 is set forth below:

Name of Issuer	Balance of Shares Held December 31, 2003	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held December 31, 2004	Value December 31, 2004	Dividends Included in Dividend Income	Realized Gains from Underlying Funds	Net Realized Gain/(Loss) on Sales
The Guardian VC 500 Index Fund	3,380,940	—	—	3,380,940	$29,955,129	$468,598	$—	$—
The Guardian Bond Fund, Inc.	470,055	—	—	470,055	5,692,361	242,125	58,804	—

					$35,647,490	$710,723	$58,804

[1]	Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

12

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note J.	Management Information (Unaudited)

The directors and officers of GVCAAF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York – Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves
Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of Various Guardian Life Subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	The Guardian VC Asset Allocation Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and Shareholders of The Guardian VC Asset Allocation Fund

We have audited the accompanying statement of assets and liabilities of The Guardian VC Asset Allocation Fund (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian VC Asset Allocation Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

19

■	The Guardian VC Asset Allocation Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

The Guardian VC Asset Allocation Fund currently invests in The Guardian VC 500 Index Fund and The Guardian Bond Fund; therefore, the financial statements for those Funds accompany the financial statements for The Guardian VC Asset Allocation Fund on the following pages.

20

■ The Guardian VC High Yield Bond Fund	Annual Report To Contractowners

Peter J. Liebst, Portfolio Manager

Objective:

Seeks current income. Capital appreciation is a secondary objective

Portfolio:

At least 80% is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade or are unrated

Inception Date:

September 13, 1999

Net Assets at December 31, 2004:

$63,339,553

An Update from Fund Management

The Guardian VC High Yield Bond Fund posted a 9.22% return for the year 2004. The Fund underperformed the overall high yield market by 1.91% as the Fund’s benchmark, the Lehman Corporate High Yield Index, posted an 11.13% return for the year.

The U.S. high yield market began 2004 in its strongest condition since July of 1998. According to the Lehman Corporate High Yield Index, the average market yield on December 31, 2003 was 7.40% (Yield to Worst), which equated to an overall risk premium, or spread, over comparable U.S. Treasuries of 4.25%. The market reflected not only the resurgence of growth in the U.S. economy, but an improvement in corporate earnings and financial condition. These trends were evidenced in the Moody’s U.S. speculative-grade default rate that had dropped to 5.4% in January of 2004 from its peak of 11.6% in January of 2002 and was projected to continue to improve throughout the year. The strength of these fundamentals, combined with a search for yield by investors navigating a fixed income market with interest rates hovering around 20 year lows, set the stage for another year of strong demand for the high yield market.

These fundamentals did not disappoint investors in 2004. Basic industries such as chemicals and steel saw demand and profits rapidly rise from trough levels, and sectors such as electrics and pipelines, which were recovering from over-leveraged balance sheets were able to take advantage of the receptive capital markets and low interest rate environment to make notable improvements to their capital structures. Additionally, 2004 saw resurgence in mergers and acquisitions, often to the benefit of high yield bondholders due to covenant protection. By the end of the year, the Moody’s speculative-grade default rate had dropped to the low level of 2.9%. These positive trends provided support for investors throughout 2004, which resulted in a continued reduction of the high yield market’s risk premium to end the year at 3.19%, a level not seen since mid-1998 and approaching the high yield market’s record highs.

The Guardian VC High Yield Bond Fund entered 2004 adhering to its long-term investment philosophy, which emphasizes portfolio diversification with individual security selection based on fundamental credit worthiness and relative value. This investment discipline results in a portfolio which significantly underweights the lower-quality and distressed segments of the high yield market, and tends to concentrate in core mid-quality issuers. The Fund stayed true to this approach throughout the year, which allowed it to perform well through October of 2004 despite trailing the Lehman Corporate High Yield index by .64%. Believing that with an average risk premium of 3.99% the market was not commanding an appropriate level of return for the corresponding risk, the Fund took steps throughout the fourth quarter to raise the credit quality of the portfolio where possible. The rationale for this action was that when the market corrected to a more appropriate risk return profile, the higher quality credits would outperform. In retrospect the opposite occurred

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to any given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. Investing in high yield bonds involves special risks because investments in lower rated and unrated debt securities are subject to greater loss of principal and interest than higher rated securities.

•	The Lehman Corporate High Yield Index is generally considered to be representative of corporate high yield bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

■ The Guardian VC High Yield Bond Fund	Annual Report To Contractowners

with the post-election equity rally spilling over into the high yield market, which ultimately rewarded investors for more aggressive risk taking during the final two months of the year. November and December saw the lowest quality segments of the high yield market rally, significantly outperforming the rest of the high yield market and causing the Guardian VC High Yield Bond Fund to underperform.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Holdings  (As of 12/31/04)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
Targeted Return Index Secs. Tr.	7.940%	8/1/2015	3.29%
Nextel Comm., Inc.	7.375%	8/1/2015	2.61%
Sierra Pacific Resources	8.625%	3/15/2014	2.00%
Allegheny Energy Supply	7.800%	3/15/2011	1.91%
Mission Energy Hldg.	13.500%	7/15/2008	1.65%
Charter Comm. Hldgs. II	10.250%	9/15/2010	1.53%
Federative Republic of Brazil	9.250%	10/22/2010	1.48%
Teco Energy, Inc.	7.000%	5/1/2012	1.45%
Qwest Corp.	7.875%	9/1/2011	1.44%
UtiliCorp Canada Fin.	7.750%	6/15/2011	1.38%

■ The Guardian VC High Yield Bond Fund	Annual Report To Contractowners

Bond Quality  (As of 12/31/04 and 6/30/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 9/13/1999
The Guardian VC High Yield Bond Fund	9.22%	9.27%	4.88%	NA	5.15%
Lehman Corporate High Yield Index	11.13%	12.22%	6.97%	NA	6.77%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the Lehman Corporate High Yield Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

■ The Guardian VC High Yield Bond Fund	Annual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC High Yield Bond Fund	$1,000.00	$1,079.40	$4.13

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC High Yield Bond Fund	$1,000.00	$1,021.17	$4.01

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

■	The Guardian VC High Yield Bond Fund

Schedule of Investments

December 31, 2004

Corporate Bonds — 89.0%
Principal Amount		Rating Moody’s/ S&P*	Value

Aerospace and Defense — 2.4%
	Alliant Techsystems, Inc.
$ 335,000	Sr. Sub. Nt. 8.50% due 5/15/2011	B2/B	$366,825
	Comm. & Power Inds., Inc.
499,000	Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B–	528,940
	Sequa Corp.
600,000	Sr. Nt. 8.875% due 4/1/2008	B1/BB–	657,000

			1,552,765

Automotive — 4.3%
	Affinia Group, Inc.
315,000	Sr. Sub. Nt.† 9.00% due 11/30/2014	Caa1/B	328,388
	General Motors Acceptance Corp.
625,000	Global Nt. 6.75% due 12/1/2014	Baa1/BBB–	625,854
	Keystone Automotive Operations
500,000	Sr. Sub. Nt. 9.75% due 11/1/2013	B3/B–	535,000
	Stanadyne Corp.
224,000	Sr. Sub. Nt.† 10.00% due 8/15/2014	Caa1/B–	241,920
	Tenneco Automotive, Inc.
224,000	Sr. Sub. Nt.† 8.625% due 11/15/2014	B3/B–	232,960
222,000	Sr. Sec. Nt. Ser. B 10.25% due 7/15/2013	B2/B–	261,960
	TRW Automotive, Inc.
149,000	Sr. Nt. 9.375% due 2/15/2013	Ba3/BB–	172,840
280,000	United Components, Inc. Sr. Sub. Nt. 9.375% due 6/15/2013	B3/B	303,800

			2,702,722

Banking — 0.3%
	Western Financial Bank
200,000	Sub. Cap. Debt. 9.625% due 5/15/2012	B1/BB–	228,000

Building Materials — 1.1%
	Norcraft Cos. Fin.
257,000	Sr. Sub. Nt. 9.00% due 11/1/2011	B3/B–	277,560
	Ply Gem Inds., Inc.
399,000	Sr. Sub. Nt.† 9.00% due 2/15/2012	B3/B–	404,985

			682,545

Chemicals — 5.9%
	BCP Caylux Hldgs. Luxembourg SCA
555,000	Sr. Sub. Nt.† 9.625% due 6/15/2014	B3/B–	625,762
	Equistar Chemicals LP
500,000	Sr. Nt. 10.125% due 9/1/2008	B2/B+	576,250

Principal Amount		Rating Moody’s/ S&P*	Value

	FMC Corp.
$ 160,000	Sr. Sec. Nt. 10.25% due 11/1/2009	Ba2/BB+	$183,600
	Huntsman Advanced Materials
278,000	Sr. Sec. Nt.† 11.00% due 7/15/2010	B2/B	330,820
	Huntsman Int’l. LLC
167,000	Sr. Nt. 9.875% due 3/1/2009	B3/B–	183,283
	Huntsman LLC
278,000	Sr. Nt.† 11.50% due 7/15/2012	B3/CCC+	328,735
	IMC Global, Inc.
23,000	Sr. Nt. Ser. B 10.875% due 6/1/2008	B1/BB	27,600
	Koppers, Inc.
437,000	Sec. Nt. 9.875% due 10/15/2013	B2/B	498,180
	Lyondell Chemical Co.
278,000	Sr. Sub. Nt. 10.875% due 5/1/2009	B3/B–	293,985
	Millennium America, Inc.
383,256	Sr. Nt. 9.25% due 6/15/2008	B1/B+	435,954
	Nalco Co.
222,000	Sr. Sub. Nt. 8.875% due 11/15/2013	Caa1/B–	243,645

			3,727,814

Construction Machinery — 2.0%
	Joy Global, Inc.
80,000	Sr. Sub. Nt. 8.75% due 3/15/2012	B1/B+	89,600
	NMHG Hldg. Co.
80,000	Sr. Nt. 10.00% due 5/15/2009	B3/B+	88,400
	Terex Corp.
155,000	Sr. Sub. Nt. 9.25% due 7/15/2011	B3/B	173,988
255,000	Sr. Sub. Nt. 10.375% due 4/1/2011	B3/B	285,600
	United Rentals NA, Inc.
672,000	Sr. Sub. Nt. 7.75% due 11/15/2013	B2/B+	658,560

			1,296,148

Consumer Products — 3.7%
	Bombardier Recreational Products
214,000	Sr. Sub. Nt. 8.375% due 12/15/2013	B3/B–	228,445
	Elizabeth Arden, Inc.
555,000	Sr. Sub. Nt. 7.75% due 1/15/2014	B2/B–	588,300
	Jafra Cosmetics
594,000	Sr. Sub. Nt. 10.75% due 5/15/2011	B3/B–	671,220
	Rayovac Corp.
555,000	Sr. Sub. Nt. 8.50% due 10/1/2013	B3/B–	616,050

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Rating Moody’s/ S&P*	Value

	Riddell Bell Hldgs., Inc.
$ 252,000	Sr. Sub. Nt.† 8.375% due 10/1/2012	B3/B–	$260,820

			2,364,835

Electric — 12.7%
	Allegheny Energy Supply
1,110,000	Nt. 7.80% due 3/15/2011	B3/B–	1,209,900
	CMS Energy Corp.
280,000	Sr. Nt. 8.50% due 4/15/2011	B1/B+	318,150
	Dynegy Hldgs., Inc.
280,000	Sr. Sec. Nt.† 10.125% due 7/15/2013	B3/B–	320,600
	Edison Mission Energy
280,000	Sr. Nt. 9.875% due 4/15/2011	B1/B	331,800
555,000	Sr. Nt. 10.00% due 8/15/2008	B1/B	636,862
	Mission Energy Hldg.
840,000	Sr. Sec. Nt. 13.50% due 7/15/2008	B3/CCC	1,047,900
	NRG Energy, Inc.
444,000	Sec. Nt.† 8.00% due 12/15/2013	B1/B	483,960
	Sierra Pacific Resources
1,120,000	Sr. Nt. 8.625% due 3/15/2014	B2/B–	1,265,600
	Teco Energy, Inc.
840,000	Nt. 7.00% due 5/1/2012	Ba2/BB	917,700
	TXU Corp.
650,000	Sr. Nt.† 5.55% due 11/15/2014	Ba1/BBB–	645,717
	UtiliCorp Canada Fin.
840,000	Sr. Nt. 7.75% due 6/15/2011	B2/B–	872,550

			8,050,739

Energy — 2.8%
	Chesapeake Energy Corp.
228,000	Sr. Nt.† 6.375% due 6/15/2015	Ba3/BB–	234,270
	Dresser, Inc.
333,000	Sr. Nt. 9.375% due 4/15/2011	B2/B	364,635
	Forest Oil Corp.
280,000	Sr. Nt. 7.75% due 5/1/2014	Ba3/BB–	304,500
	Newpark Resources, Inc.
300,000	Sr. Sub. Nt. Ser. B 8.625% due 12/15/2007	B2/B	304,500
	Pride Int’l., Inc.
168,000	Sr. Nt. 7.375% due 7/15/2014	Ba2/BB–	183,540
	Stone Energy Corp.
114,000	Sr. Sub. Nt.† 6.75% due 12/15/2014	B2/B+	113,715
	Western Oil Sands, Inc.
222,000	Sr. Sec. Nt. 8.375% due 5/1/2012	Ba2/BB+	259,462

			1,764,622

Principal Amount		Rating Moody’s/ S&P*	Value

Entertainment — 1.0%
	Intrawest Corp.
$ 504,000	Sr. Nt. 7.50% due 10/15/2013	B1/B+	$536,130
	Six Flags, Inc.
112,000	Sr. Nt. 9.625% due 6/1/2014	Caa1/CCC	112,560

			648,690

Environmental — 0.4%
	Allied Waste NA, Inc.
250,000	Sr. Nt. 7.875% due 4/15/2013	B2/BB–	256,250

Food and Beverage — 6.2%
	American Seafood Group LLC
320,000	Sr. Sub. Nt. 10.125% due 4/15/2010	B3/B–	344,000
	ASG Con. LLC/Finance, Inc.
868,000	Sr. Disc. Nt.†(1) 0/11.50% due 11/1/2011	Caa1/B–	553,350
	Del Monte Corp.
450,000	Sr. Sub. Nt. 9.25% due 5/15/2011	B2/B	492,750
	Merisant Co.
672,000	Sr. Sub. Nt.† 9.50% due 7/15/2013	B3/B–	598,080
	Michael Foods, Inc.
555,000	Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B–	585,525
	Premium Standard Farms, Inc.
722,000	Sr. Nt. 9.25% due 6/15/2011	B1/BB	772,540
	Seminis Vegetable Seeds, Inc.
500,000	Sr. Sub. Nt. 10.25% due 10/1/2013	B3/B–	562,500

			3,908,745

Gaming — 0.3%
	Sun Int’l. Hotels Ltd.
155,000	Sr. Sub. Nt. 8.875% due 8/15/2011	B2/B	169,338

Health Care — 3.4%
	Alliance Imaging, Inc.
456,000	Sr. Sub. Nt.† 7.25% due 12/15/2012	B3/B–	463,980
	Bio-Rad Laboratories, Inc.
257,000	Sr. Sub. Nt.† 6.125% due 12/15/2014	Ba3/BB–	258,927
	Fisher Scientific Int’l., Inc.
280,000	Sr. Sub. Nt.† 6.75% due 8/15/2014	Ba3/BB+	300,300
217,000	Sr. Sub. Nt. 8.125% due 5/1/2012	Ba3/BB+	240,870
	Fresenius Medical Care
310,000	Capital Tr. 7.875% due 6/15/2011	Ba2/BB–	345,650
	Medical Device Mfg., Inc.
280,000	Sr. Sub. Nt.† 10.00% due 7/15/2012	Caa1/B–	301,700
	National Nephrology Assocs., Inc.
212,000	Sr. Sub. Nt.† 9.00% due 11/1/2011	B1/B	245,390

			2,156,817

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Rating Moody’s/ S&P*	Value

Home Construction — 1.4%
	D.R. Horton, Inc.
$ 560,000	Sr. Nt. 5.625% due 9/15/2014	Ba1/BB+	$558,600
	Meritage Corp.
154,000	Sr. Nt. 9.75% due 6/1/2011	Ba3/BB–	170,170
	WCI Communities, Inc.
160,000	Sr. Sub. Nt. 9.125% due 5/1/2012	Ba3/B+	177,600

			906,370

Industrial–Other — 1.6%
	Da Lite Screen Co., Inc.
167,000	Sr. Nt.† 9.50% due 5/15/2011	B2/B–	183,700
	General Cable Corp.
425,000	Sr. Nt. 9.50% due 11/15/2010	B2/B	480,250
	PerkinElmer, Inc.
320,000	Sr. Sub. Nt. 8.875% due 1/15/2013	Ba3/BB–	364,800

			1,028,750

Lodging — 0.8%
	Host Marriott LP
285,000	Sr. Nt. Ser. J 7.125% due 11/1/2013	Ba3/B+	304,594
	John Q. Hammons Hotels LP
160,000	1st Mtg. Nt. Ser. B 8.875% due 5/15/2012	B2/B	180,800

			485,394

Media–Cable — 4.7%
	Charter Comm. Hldgs. II
912,000	Sr. Nt. 10.25% due 9/15/2010	Caa1/CCC–	966,720
	Charter Comm. Operating LLC
278,000	Sr. Nt.† 8.00% due 4/30/2012	B2/B–	289,120
	CSC Hldgs., Inc.
810,000	Debt. 7.625% due 7/15/2018	B1/BB–	856,575
310,000	Debt. 7.875% due 2/15/2018	B1/BB–	334,800
	Insight Comm., Inc.
222,000	Sr. Disc. Nt. (1) 0/12.25% due 2/15/2011	Caa2/B–	215,895
	Insight Midwest LP
278,000	Sr. Nt. 10.50% due 11/1/2010	B2/B+	304,410

			2,967,520

Media–NonCable — 4.4%
	Allbritton Comm. Co.
125,000	Sr. Sub. Nt. 7.75% due 12/15/2012	B3/B–	129,375
	American Media Operations, Inc.
330,000	Sr. Sub. Nt. Ser. B 10.25% due 5/1/2009	B3/B–	347,737

Principal Amount		Rating Moody’s/ S&P*	Value

	Dex Media East LLC
$ 269,000	Sr. Sub. Nt. 12.125% due 11/15/2012	B2/B	$327,844
	DirecTV Hldgs. Finance
168,000	Sr. Nt. 8.375% due 3/15/2013	B1/BB–	188,370
	EchoStar DBS Corp.
530,000	Sr. Nt. 6.375% due 10/1/2011	Ba3/BB–	541,925
280,000	Sr. Nt.† 6.625% due 10/1/2014	Ba3/BB–	283,500
	Houghton Mifflin Co.
560,000	Sr. Sub. Nt. 9.875% due 2/1/2013	Caa1/B–	613,200
	R.H. Donnelley Fin. Corp. I
285,000	Sr. Sub. Nt.† 10.875% due 12/15/2012	B2/B+	338,438

			2,770,389

Metals and Mining — 3.6%
	AK Steel Corp.
616,000	Sr. Nt. 7.75% due 6/15/2012	B3/B+	634,480
500,000	Sr. Nt. 7.875% due 2/15/2009	B3/B+	509,375
	Century Aluminum Co.
285,000	Sr. Nt.† 7.50% due 8/15/2014	B1/BB–	303,525
	Luscar Coal Ltd.
154,000	Sr. Nt. 9.75% due 10/15/2011	Ba3/BB	174,790
	Oregon Steel Mills, Inc.
336,000	1st Mtg. Nt. 10.00% due 7/15/2009	B2/B	373,800
	Peabody Energy Corp.
280,000	Sr. Nt. 6.875% due 3/15/2013	Ba3/BB–	303,100

			2,299,070

Natural Gas–Pipelines — 4.2%
	El Paso Natural Gas
600,000	Sr. Nt. 7.625% due 8/1/2010	B1/B–	657,000
	Northwest Pipeline Corp.
126,000	Sr. Nt. 8.125% due 3/1/2010	Ba2/B+	139,388
	Southern Natural Gas Co.
377,000	Nt. 7.35% due 2/15/2031	B1/B–	391,137
	Transcontinental Gas Pipeline Corp.
75,000	Nt. Ser. B 7.00% due 8/15/2011	Ba2/B+	82,219
	Williams Cos., Inc.
627,000	Sr. Nt. 7.75% due 6/15/2031	B1/B+	656,782
615,000	Nt. 8.125% due 3/15/2012	B1/B+	710,325

			2,636,851

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Rating Moody’s/ S&P*	Value

Noncaptive Consumer — 0.7%
	Dollar Financial Group, Inc.
$ 416,000	Sr. Nt. 9.75% due 11/15/2011	B3/B	$451,360

Non Sovereign — 1.1%
	Gazprom OAO
600,000	Nt.† 9.625% due 3/1/2013	NA/BB–	708,000

Packaging — 1.2%
	Crown European Hldgs. S.A.
202,000	Sec. Nt. 9.50% due 3/1/2011	B1/B+	230,280
	Owens-Brockway Glass Container
285,000	Sr. Nt.† 6.75% due 12/1/2014	B2/B	287,850
	Silgan Hldgs., Inc.
222,000	Sr. Sub. Nt. 6.75% due 11/15/2013	B1/B+	230,880

			749,010

Paper and Forest Products — 2.7%
	Graphic Packaging Int’l., Inc.
389,000	Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B–	442,487
	Millar Western Forest
222,000	Sr. Nt. 7.75% due 11/15/2013	B2/B+	237,540
	Stone Container Corp.
555,000	Sr. Nt. 8.375% due 7/1/2012	B2/B	604,950
	Stone Container Fin. Canada
168,000	Sr. Nt. 7.375% due 7/15/2014	B2/B	178,920
	Tembec Inds., Inc.
224,000	Sr. Nt. 8.625% due 6/30/2009	Ba3/B	225,120

			1,689,017

Retailers — 2.3%
	J.C. Penney Co., Inc.
444,000	Nt. 8.00% due 3/1/2010	Ba2/BB+	507,270
492,000	Nt. 9.00% due 8/1/2012	Ba2/BB+	606,390
	Petco Animal Supplies, Inc.
155,000	Sr. Sub. Nt. 10.75% due 11/1/2011	B2/B+	181,350
	Rent-A-Center
171,000	Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B1/BB–	177,199

			1,472,209

Technology — 2.4%
	AMI Semiconductor, Inc.
218,000	Sr. Sub. Nt. 10.75% due 2/1/2013	B3/B	256,150
	Flextronics Int’l. Ltd.
114,000	Sr. Sub. Nt.† 6.25% due 11/15/2014	Ba2/BB–	112,860
	Iron Mountain, Inc.
750,000	Sr. Sub. Nt. 8.625% due 4/1/2013	Caa1/B	796,875

Principal Amount		Rating Moody’s/ S&P*	Value

	Magnachip Semiconductor
$ 228,000	Sr. Nt.† 6.875% due 12/15/2011	Ba3/B+	$234,840
114,000	Sr. Sub. Nt.† 8.00% due 12/15/2014	B2/B–	118,845

			1,519,570

Textile — 1.5%
	Oxford Inds., Inc.
200,000	Sr. Nt. 8.875% due 6/1/2011	B2/B	214,750
	Russell Corp.
205,000	Sr. Nt. 9.25% due 5/1/2010	B1/BB–	219,863
	St. John Knits Int’l., Inc.
250,000	Sr. Sub. Nt. 12.50% due 7/1/2009	B3/B–	266,562
	William Carter Co.
227,000	Sr. Sub. Nt. Ser. B 10.875% due 8/15/2011	B3/B+	254,240

			955,415

Transportation — 0.6%
	Omi Corp.
170,000	Sr. Nt. 7.625% due 12/1/2013	B1/B+	181,900
	Teekay Shipping Corp.
160,000	Sr. Nt. 8.875% due 7/15/2011	Ba2/BB–	185,600

			367,500

Wireless Communications — 5.6%
	Centennial Cell Comm. Corp.
500,000	Sr. Nt. 10.125% due 6/15/2013	Caa1/CCC	561,250
	Inmarsat Fin. PLC
342,000	Sr. Nt. 7.625% due 6/30/2012	B2/B–	355,680
	Nextel Comm., Inc.
1,500,000	Sr. Nt. 7.375% due 8/1/2015	Ba3/BB	1,650,000
	Nextel Partners, Inc.
260,000	Sr. Nt. 8.125% due 7/1/2011	B3/B–	288,600
	Rogers Wireless, Inc.
420,000	Sr. Sub. Nt.† 8.00% due 12/15/2012	B2/B+	444,150
	Ubiquitel Operating Co.
222,000	Sr. Nt. 9.875% due 3/1/2011	Caa1/CCC	249,195

			3,548,875

Wireline Communications — 3.7%
	AT & T Corp.
285,000	Sr. Nt. (3) 9.05% due 11/15/2011	Ba1/BB+	328,106
	Citizens Comm. Co.
171,000	Sr. Nt. 6.25% due 1/15/2013	Ba3/BB+	172,283
	MCI, Inc.
285,000	Sr. Nt. (3) 7.688% due 5/1/2009	B2/B+	294,975

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Rating Moody’s/ S&P*	Value

	Qwest Corp.
$ 285,000	Debt. 7.20% due 11/10/2026	Ba3/BB–	$273,600
840,000	Sr. Nt.† 7.875% due 9/1/2011	Ba3/BB–	911,400
	U.S. West Comm.
336,000	Debt. 8.875% due 6/1/2031	Ba3/BB–	351,120

			2,331,484

	Total Corporate Bonds (Cost $52,912,217)		56,396,814

Sovereign Debt Security — 1.5%
	Federative Republic of Brazil
$ 837,000	Nt. 9.25% due 10/22/2010 (Cost $862,334)	B1/BB–	$935,766

Indexed Securities — 3.3%
$ 1,906,978	Targeted Return Index Secs. Tr. Ser. HY-2004-1†(3) 7.94% due 8/1/2015 (Cost $2,031,835)	B1/BB–	$2,085,776

Warrant — 0.0%
Shares			Value
170	XM Satellite Radio, Inc. exp. 3/15/2010 (Cost $34,340)		$14,450

Repurchase Agreement — 4.4%
Principal Amount			Value
$ 2,766,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $2,766,489 at 2.12% due 1/3/2005 (2) (Cost $2,766,000)		$2,766,000

Total Investments — 98.2% (Cost $58,606,726)			62,198,806
Cash, Receivables and Other Assets Less Liabilities — 1.8%			1,140,747

Net Assets — 100%			$63,339,553

*	Unaudited.
†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At December 31, 2004, the aggregate market value of these securities amounted to $13,576,383 representing 21.4% of net assets.
(1)	Step-up bond.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(3)	Floating rate note. The rate shown is the rate in effect at December 31, 2004.

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $58,606,726)	$62,198,806
Cash	387
Interest receivable	1,153,238
Receivable for securities sold	64,575
Receivable for fund shares sold	44,166
Other assets	1,363

Total Assets	63,462,535

LIABILITIES
Payable for securities purchased	62,040
Accrued expenses	24,409
Payable for fund shares redeemed	4,704
Due to GIS	31,829

Total Liabilities	122,982

Net Assets	$63,339,553

COMPONENTS OF NET ASSETS
Capital stock, at par	$7,369
Additional paid-in capital	66,262,659
Undistributed net investment income	23,752
Accumulated net realized loss on investments	(6,546,307)
Net unrealized appreciation of investments	3,592,080

Net Assets	$63,339,553

Shares Outstanding — $0.001 par value	7,369,081

Net Asset Value Per Share	$8.60

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Interest	$4,402,577

Expenses:
Investment advisory fees — Note B	340,526
Custodian fees	60,745
Audit fees	27,850
Directors’ fees — Note B	3,845
Other	14,416

Total Expenses	447,382

Net Investment Income	3,955,195

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	872,599
Net change in unrealized appreciation of investments	228,280

Net Realized and Unrealized Gain on Investments	1,100,879

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,056,074

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$3,955,195	$3,311,616
Net realized gain on investments	872,599	1,077,872
Net change in unrealized appreciation of investments	228,280	3,121,609

Net Increase in Net Assets Resulting from Operations	5,056,074	7,511,097

Dividends to Shareholders from:
Net investment income	(3,953,043)	(3,305,882)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	7,812,748	14,535,840

Net Increase in Net Assets	8,915,779	18,741,055

NET ASSETS:

Beginning of year	54,423,774	35,682,719

End of year*	$63,339,553	$54,423,774

* Includes undistributed net investment income of:	$23,752	$21,600

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$8.43	$7.61	$8.13	$8.61	$10.04

Income from investment operations:
Net investment income	0.58	0.53	0.63	0.77	0.85
Net realized and unrealized gain/(loss) on investments	0.17	0.82	(0.53)	(0.47)	(1.44)

Net increase/(decrease) from investment operations	0.75	1.35	0.10	0.30	(0.59)

Dividends to Shareholders from:
Net investment income	(0.58)	(0.53)	(0.62)	(0.78)	(0.84)

Net asset value, end of year	$8.60	$8.43	$7.61	$8.13	$8.61

Total return*	9.22%	17.95%	1.29%	3.56%	(6.07)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$63,340	$54,424	$35,683	$32,210	$26,834
Ratio of expenses to average net assets	0.79%	0.81%	0.87%	0.90%	0.90%
Ratio of net investment income to average net assets	6.97%	7.17%	7.88%	8.96%	9.11%
Portfolio turnover rate	90%	165%	66%	140%	155%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian VC High Yield Bond Fund (the Fund or GVCHYBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVCHYBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established each day by the board of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVCHYBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVCHYBF is permitted to buy international securities that are not U.S. dollar denominated. GVCHYBF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVCHYBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCHYBF. When forward contracts are closed, GVCHYBF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVCHYBF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCHYBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCHYBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCHYBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCHYBF. GVCHYBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVCHYBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVCHYBF. Net realized short-term and long-term capital gains for GVCHYBF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCHYBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 was as follows:

Ordinary Income
2004	$3,953,043
2003	3,305,882

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward	Unrealized Appreciation
$23,752	$6,527,802	$3,573,573

Taxes

GVCHYBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

For the year ended December 31, 2004, for federal income tax purposes, the Fund had capital losses carryforward of:

	Capital Loss Carryforward	Expiration Date
	$146,224	2008
	3,495,562	2009
	2,886,016	2010

Total	$6,527,802

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .60% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $54,570,639 and $47,592,178, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency and futures at December 31, 2004 aggregated $3,727,952 and $154,379 respectively, resulting in net unrealized appreciation of $3,573,573. The cost of investments owned at December 31, 2004 for federal income tax purposes was $58,625,233.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCHYBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCHYBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCHYBF enters into a reverse repurchase agreement, GVCHYBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVCHYBF may enter into dollar rolls (principally using TBA’s) in which GVCHYBF sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar securities at an agreed-upon price on a

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCHYBF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	1,865,601	6,266,235	$15,923,873	$51,201,342
Shares issued in reinvestment of dividends	469,987	394,972	3,953,043	3,305,882
Shares repurchased	(1,425,887)	(4,890,079)	(12,064,168)	(39,971,384)

Net increase	909,701	1,771,128	$7,812,748	$14,535,840

Note H.	Line of Credit

A $100,000,000 line of credit available to GVCHYBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note I.	Management Information (Unaudited)

The directors and officers of GVCHYBF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with The Guardian Life Insurance Company of America, the indirect parent company of Guardian Investor Services LLC, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years		Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and officer of various Guardian Life subsidiaries.		25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc., and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian VC High Yield Bond Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and

Shareholders of The Guardian VC High Yield Bond Fund

We have audited the accompanying statement of assets and liabilities of The Guardian VC High Yield Bond Fund (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian VC High Yield Bond Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

■	The Guardian VC High Yield Bond Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

■ The Guardian VC Low Duration Bond Fund	Annual Report To Contractowners

Howard W. Chin, Co-Portfolio Manager

Robert Crimmins, Co-Portfolio Manager

Objective:

Seeks a high level of current income, consistent with preservation of capital

Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

Inception Date:

August 28, 2003

Net Assets at December 31, 2004:

$23,657,319

An Update from Fund Management

The Fund had a total return of 0.91% for the year ended December 31, 2004, while the Fund’s benchmark, the Lehman U.S. Government 1-3 Year Bond Index, returned 1.07% during the same period.

Market Overview

Interest rates were quite volatile in 2004. Investors spent much time trying to determine when the Federal Reserve would likely start raising interest rates, but these efforts were clouded by very volatile data from the labor markets. As we came into 2004, the domestic economy was on solid footing, growing in excess of 5.5% in the second half of 2003, but payroll growth was consistently weak, growing by only 30,000 jobs per month during that same time and raising concerns about the sustainability of the economic recovery. Investors grew increasingly concerned about the prospect of a “jobless recovery” and their expectations for interest rates rose and fell with each release of the employment number.

The increase in crude oil prices and the prospect of greater inflationary pressures also added to the uncertainty in interest rates. Starting the year below $35/barrel, investors became fairly alarmed when oil hit a high of more than $55/barrel. Those concerns eased as prices seemed to peak; oil closed out the year below $44/barrel.

Treasury yields fell in the first quarter of 2004 in the wake of continued weak employment data, but reversed course in early April with the release of a payroll report that exceeded expectations by nearly 200,000 jobs. However, this selloff proved to be short lived as the job market softened once again during the summer and triggered yet another decline in Treasury yields, most notably in the longer maturities. For the year overall, 10-year yields wound up essentially unchanged, dropping by just .03% to finish the year at 4.22%. In contrast, 2-year Treasury yields rose by 1.24% during the year to finish at 3.07% with a resulting flattening of the yield curve between these two maturities by 1.15%.

Not coincidentally, the very front end of the yield curve (the federal funds rate) also rose by 1.25% during the year, as the Federal Reserve began to tighten monetary policy in June amidst concerns that the current policy was too accommodative and potentially inflationary. In all, there were five rate increases and the federal funds rate closed the year at 2.25%. Although these moves were clearly telegraphed to the market beforehand, the Fed’s statements after each meeting caused substantial market volatility in 2004 as the market tried to interpret the Fed’s intentions and the differences in nuance as the wording in each statement was subtly changed. For example, the Fed’s language transitioned from 2003’s theme of maintaining an accommodative monetary policy for “a considerable period” to one of “patience” in raising rates in 2004. This policy was then further fine-tuned, with the Fed saying rates would be increased at a “measured pace.”

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.

•	Low duration bond funds may not be a suitable alternative to money market funds because, unlike money market funds, low duration bond funds do not seek to maintain a stable net asset value and, as a result, are a riskier asset class.

•	The Lehman U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of U.S. short duration bond market activity. The Lehman Treasury Index is an unmanaged Index generally considered to be representative of the U.S. treasury market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ The Guardian VC Low Duration Bond Fund	Annual Report To Contractowners

Despite the volatility in yields, all sectors of the bond market turned very solid performances in 2004 and posted positive returns for the fifth consecutive year. Treasuries returned 3.54% as measured by the Lehman Treasury Index; more notably, though every investment grade sector within the Lehman Aggregate Bond Index repeated its 2003 showing by outperforming Treasuries once again in 2004. As in 2003, the corporate bond sector was the star performer within the Lehman Aggregate Bond Index, returning 5.24% on a nominal basis and outperforming Treasuries by the widest margin at 1.59%. Many of 2003’s positive factors (solid economic growth, good credit fundamentals, lower corporate debt issuance, lower volatility and strong demand from both domestic and overseas investors) continued in 2004 and enabled the sector to put in another strong performance. Furthering the comparison to 2003, lower-rated credits outperformed higher-rated credits again as triple-B rated bonds returned 2.19% over comparable duration Treasuries while double-A and triple-A rated securities returned .68% and ..67%, respectively.

Mortgage-backed securities (MBS) posted a welcome recovery from 2003’s lukewarm performance as the sector posted the second-best record for 2004 within the Lehman Aggregate Bond Index on both a nominal (4.70%) and excess return (1.42%) basis. In addition to enjoying strong investor demand and declining issuance, MBS benefited greatly from the sharp drop in hedging needs and activity by some of the major MBS investors to levels not seen since 2002. The other portions of the structured finance sector fared well, too. Asset-backed securities (ABS) returned 3.00% on a nominal basis and while this performance seems lackluster relative to the sectors discussed above, the difference is caused by duration differences among them. In fact, ABS returned 1.42% on an excess return basis, tying the MBS sector for second-best performance within the Lehman Aggregate Bond Index in 2004. Finally, commercial mortgage-backed securities (CMBS) returned 4.10% on a nominal basis and bested comparable Treasuries by 1.18%1.

Strategy Overview

We viewed the investment landscape coming into 2004 very positively. We believed many of the fundamental factors prevalent in 2003, most notably an improving economy, reduced debt issuance and investor demand for incremental income in a steep yield curve environment, were likely to continue. As a result, we were generally overweighted in corporate bonds and structured finance securities (ABS and CMBS) at the expense of Treasuries for much of the year. This strategy served the Fund well as each sector outperformed Treasuries by a substantial margin in 2004.

The Fund’s strategy of investing in short-maturity corporate bonds helped it perform close to its benchmark. The favorable fundamental and technical factors mentioned above in addition to the lack of headline default risk supported firm corporate bond valuations even as the sector outperformed comparable duration Treasuries.

Structured finance bonds also benefited from the lack of adverse news in 2004. The Fund had a significant exposure in ABS, the second best performing sector within investment grade bonds in 2004, but more notably, we had significant holdings in home equity loan securities, which was one of the two best performing segments of the ABS sector last year. The Fund was also helped by its holdings in short maturity collateralized mortgage obligations (CMOs), which performed well along with the mortgage-backed securities (MBS) sector.

In summary, the Fund was well served by its diversified portfolio and its overweighted exposures to the spread sectors of the bond market (corporate and structured finance securities), which uniformly beat Treasuries on a comparable duration basis. Further, we added incremental value by the opportunistic reallocation among these sectors as relative value changed during the year.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

[1]	The respective indices are: the Lehman Mortgage-Backed Securities (MBS) Index, the Lehman Asset-Backed Securities (ABS) Index, and the Lehman Commercial Mortgage-Backed Securities (CMBS) Index.

2

■ The Guardian VC Low Duration Bond Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/04)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	2.625%	11/15/2006	13.07%
U.S. Treasury Notes	2.750%	8/15/2007	12.12%
U.S. Treasury Notes	3.125%	5/15/2007	5.96%
U.S. Treasury Notes	3.375%	11/15/2008	4.68%
U.S. Treasury Notes	2.375%	8/31/2006	2.39%
Capital One Bank	6.875%	2/1/2006	1.43%
Daimler Chrysler NA Hldg.	4.750%	1/15/2008	1.30%
Kraft Foods, Inc.	4.625%	11/1/2006	1.29%
General Electric Capital Corp.	3.500%	8/15/2007	1.27%
AOL Time Warner, Inc.	6.150%	5/1/2007	1.23%

Sector Allocation  (As of 12/31/04 and 6/30/04)

Average Annual Total Returns  (For periods ended 12/31/2004)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 8/28/2003
The Guardian VC Low Duration Bond Fund	0.91%	NA	NA	NA	1.41%
Lehman U.S. Government 1-3 Year Bond Index	1.07%	NA	NA	NA	1.65%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

3

■ The Guardian VC Low Duration Bond Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the Lehman U.S. Government 1-3 Year Bond Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC Low Duration Bond Fund	$1,000.00	$1,010.50	$4.09

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■ The Guardian VC Low Duration Bond Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian VC Low Duration Bond Fund	$1,000.00	$1,021.06	$4.12

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

5

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments

December 31, 2004

Asset Backed Securities — 6.2%
Principal Amount		Value

$250,000	Capital Auto Receivables Asset Tr. 2004-2 A3 3.58% due 1/15/2009	$249,875
125,000	Chase Manhattan Auto Owner Tr. 2003-A A4 2.06% due 12/15/2009	121,867
210,000	Countrywide Asset-Backed Certificates 2004-AB2 A2 2.69% due 5/25/2036 (1)	210,000
157,328	Navistar Financial Corp. Owner Tr. 2004-A A3 2.01% due 8/15/2008	154,794
210,000	New Century Home Equity Loan Tr. 2004-4 A4 2.687% due 2/25/2035 (1)	209,994
100,000	PP&L Transition Bond Co. LLC 1999-1 A7 7.05% due 6/25/2009	106,394
159,000	Residential Asset Mtg. Prods., Inc. 2003-RZ3 A3 2.14% due 2/25/2030	157,909
70,444	2002-RS5 AI4 4.428% due 9/25/2030	70,480
185,000	Residential Funding Mtg. Secs. 2003-HS3 AI2 3.15% due 7/25/2018	182,734

	Total Asset Backed Securities (Cost $1,464,716)	1,464,047

Collateralized Mortgage Obligations — 5.6%
$200,000	Countrywide Home Loans 2002-19 1A1 6.25% due 11/25/2032	$205,605
21,052	FHLMC 2430 GD 6.50% due 11/15/2030	21,176
113,621	2744 VC 5.50% due 4/15/2011	118,124
260,000	2500 TD 5.50% due 2/15/2016	266,105
225,619	2517 TG 5.50% due 4/15/2028	226,416
205,000	1650 J 6.50% due 6/15/2023	211,675
105,000	FNMA 2002-55 PC 5.50% due 4/25/2026	106,207
101,508	2001-51 PH 6.00% due 8/25/2030	103,567
46,304	GNMA
	2002-93 NV 4.75% due 2/20/2032	46,378
22,027	Prudential Home Mtg. Secs. 1993-60 A3 6.75% due 12/25/2023	21,987

	Total Collateralized Mortgage Obligations (Cost $1,344,774)	1,327,240

Commercial Mortgage Backed Securities — 1.8%
Principal Amount		Value

$142,283	GMAC Comm’l. Mtg. Sec., Inc.
	1997-C1 A3 6.869% due 7/15/2029	$150,527
128,576	LB UBS Comm’l. Mtg. Tr. 2001-C3 A1 6.058% due 6/15/2020	135,763
105,000	Midland Realty Acceptance Corp. 1996-C1 C 7.881% due 8/25/2028 (1)	110,588
26,832	Morgan Stanley Capital I 1999-WF1 A1 5.91% due 11/15/2031	27,562

	Total Commercial Mortgage Backed Securities (Cost $433,936)	424,440

Corporate Bonds — 44.3%
Aerospace and Defense — 1.6%
$275,000	Northrop Grumman Corp. 7.00% due 3/1/2006	$286,460
96,000	Raytheon Co. 4.50% due 11/15/2007	98,221

		384,681

Automotive — 4.2%
300,000	Daimler Chrysler NA Hldg. 4.75% due 1/15/2008	306,406
275,000	Delphi Corp. 6.55% due 6/15/2006	283,020
200,000	Ford Motor Credit Co. 7.50% due 3/15/2005	201,708
200,000	General Motors Acceptance Corp. 5.25% due 5/16/2005	201,858

		992,992

Chemicals — 0.9%
200,000	Praxair, Inc. 4.75% due 7/15/2007	205,836

Construction Machinery — 2.1%
	Caterpillar Financial Svcs.
200,000	2.625% due 1/30/2007	196,500
200,000	3.10% due 5/15/2007	198,314
100,000	John Deere Capital Corp. 3.625% due 5/25/2007	99,996

		494,810

Consumer Products — 0.8%
200,000	Fortune Brands, Inc. 2.875% due 12/1/2006	198,126

Energy — 3.3%
150,000	ConocoPhillips 3.625% due 10/15/2007	150,087
150,000	Devon Energy Corp. 2.75% due 8/1/2006	148,242
200,000	Occidental Petroleum Corp. 4.00% due 11/30/2007	201,320
137,400	RAS Laffan Liquefied Natural Gas 3.437% due 9/15/2009†	134,921
150,000	Repsol Int’l. Fin. BV 7.00% due 8/1/2005	153,389

		787,959

See notes to financial statements.

6

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Value

Entertainment — 1.2%
$275,000	AOL Time Warner, Inc. 6.15% due 5/1/2007	$290,938

Finance Companies — 6.9%
150,000	American General Fin. Corp. 5.875% due 12/15/2005	153,703
200,000	Capital One Bank 4.25% due 12/1/2008	201,454
325,000	6.875% due 2/1/2006	337,149
300,000	General Electric Capital Corp. 3.50% due 8/15/2007	299,393
150,000	Household Fin. Corp. 6.50% due 1/24/2006	155,065
275,000	MBNA America Bank NA 6.50% due 6/20/2006	286,986
200,000	Textron Financial Corp. 2.75% due 6/1/2006	197,597

		1,631,347

Financial — 1.7%
250,000	Bear Stearns Cos., Inc. 3.00% due 3/30/2006	249,484
150,000	Lehman Brothers Hldgs., Inc. 6.25% due 5/15/2006	156,110

		405,594

Financial–Banks — 0.6%
150,000	KeyCorp 4.625% due 5/16/2005	151,022

Food and Beverage — 3.2%
275,000	Kellogg Co. 6.00% due 4/1/2006	283,531
300,000	Kraft Foods, Inc. 4.625% due 11/1/2006	306,185
150,000	PepsiAmericas, Inc. 5.95% due 2/15/2006	154,380

		744,096

Home Construction — 0.3%
75,000	Lennar Corp. 9.95% due 5/1/2010	80,378

Lodging — 0.7%
150,000	Marriott Int’l., Inc. 6.875% due 11/15/2005	154,753

Media–Cable — 1.6%
200,000	Comcast Cable Comm. 6.375% due 1/30/2006	206,588
150,000	Cox Comm., Inc. 7.75% due 8/15/2006	159,553

		366,141

Natural Gas–Pipelines — 1.8%
150,000	Duke Energy Field Svcs. 7.50% due 8/16/2005	153,963
275,000	Enterprise Prods. Operating LP 4.00% due 10/15/2007†	274,329

		428,292

Paper and Forest Products — 0.4%
100,000	Abitibi-Consolidated, Inc. 8.30% due 8/1/2005	102,250

Railroads — 0.7%
150,000	Union Pacific Corp. 6.40% due 2/1/2006	154,877

Principal Amount		Value

Real Estate Investment Trust — 2.6%
$155,000	Avalon Bay Communities, Inc. 6.80% due 7/15/2006	$163,076
150,000	EOP Operating LP 6.625% due 2/15/2005	150,675
150,000	ERP Operating LP 6.63% due 4/13/2005	151,525
150,000	Simon Ppty. Group LP 6.875% due 10/27/2005	154,262

		619,538

Services — 1.2%
275,000	Cendant Corp. 6.875% due 8/15/2006	289,318

Utilities–Electric and Water — 4.8%
150,000	Consumers Energy Co. 6.25% due 9/15/2006	156,609
150,000	Dominion Resources, Inc. 4.125% due 2/15/2008	151,032
250,000	National Rural Utilities Coop. Fin. 3.00% due 2/15/2006	249,496
150,000	Nisource Fin. Corp. 7.625% due 11/15/2005	155,464
250,000	PSEG Power LLC 6.875% due 4/15/2006	260,615
150,000	Southern California Edison Co. 6.375% due 1/15/2006	154,708

		1,127,924

Wireless Communications — 0.6%
150,000	AT & T Wireless Svcs., Inc. 6.875% due 4/18/2005	151,750

Wireline Communications — 3.1%
150,000	British Telecom. PLC 7.875% due 12/15/2005	156,448
150,000	Deutsche Telekom Int’l. Fin. BV 8.25% due 6/15/2005	153,496
250,000	Sprint Capital Corp. 6.00% due 1/15/2007	261,649
150,000	Telefonica Europe BV 7.35% due 9/15/2005	154,438

		726,031

	Total Corporate Bonds (Cost $10,549,132)	10,488,653

Sovereign Debt Security — 0.6%
$150,000	Petroleos Mexicanos 6.50% due 2/1/2005 (Cost $150,557)	$150,480

U.S. Government Securities — 38.2%
U.S. Treasury Notes — 38.2%
	U.S. Treasury Notes
$570,000	2.375%, 8/31/2006	$564,322
3,114,000	2.625%, 11/15/2006	3,091,009
2,900,000	2.75%, 8/15/2007	2,868,167
1,410,000	3.125%, 5/15/2007	1,409,284
1,110,000	3.375%, 11/15/2008	1,107,009

	Total U.S. Government Securities (Cost $9,081,544)	9,039,791

See notes to financial statements.

7

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Value

Repurchase Agreement — 3.4%
$792,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $792,140 at 2.12%, due 1/3/2005 (2) (Cost $792,000)	$792,000

Total Investments — 100.1% (Cost $23,816,659)		23,686,651
Liabilities in Excess of Cash, Receivables and Other Assets — (0.1)%		(29,332)

Net Assets — 100%		$23,657,319

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At December 31, 2004, the aggregate market value of these securities amounted to $409,250 representing 1.7% of net assets.
(1)	Floating rate note. The rate shown is the rate in effect at December 31, 2004.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.

8

■	The Guardian VC Low Duration Bond Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $23,816,659)	$23,686,651
Cash	792
Interest receivable	222,725
Receivable for fund shares sold	146,009
Other assets	400

Total Assets	24,056,577

LIABILITIES
Payable for securities purchased	360,759
Accrued expenses	18,779
Payable for fund shares redeemed	10,626
Due to GIS	9,094

Total Liabilities	399,258

Net Assets	$23,657,319

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,374
Additional paid-in capital	23,810,103
Undistributed net investment income	2,855
Accumulated net realized loss on investments	(28,005)
Net unrealized depreciation of investments	(130,008)

Net Assets	$23,657,319

Shares Outstanding — $0.001 par value	2,373,645

Net Asset Value Per Share	$9.97

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Interest	$511,791

Expenses:
Investment advisory fees — Note B	78,860
Custodian fees	31,191
Audit fees	24,500
Printing expense	4,968
Director’s fees — Note B	921
Other	1,886

Total Expenses	142,326

Net Investment Income	369,465

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized loss on investments	(23,645)
Net change in unrealized appreciation of investments	(173,824)

Net Realized and Unrealized Loss on Investments	(197,469)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$171,996

See notes to financial statements.

9

■	The Guardian VC Low Duration Bond Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2004	Period from August 28, 2003† to December 31, 2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$369,465	$29,089
Net realized gain/(loss) on investments	(23,645)	7,161
Net change in unrealized appreciation of investments	(173,824)	43,816

Net Increase in Net Assets from Operations	171,996	80,066

Dividends and Distributions to Shareholders from:
Net investment income	(366,976)	(28,746)
Net realized gain on investments	—	(11,498)

Total Dividends and Distributions to Shareholders	(366,976)	(40,244)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	13,011,841	10,800,636

Net Increase in Net Assets	12,816,861	10,840,458

NET ASSETS:

Beginning of period	10,840,458	—

End of period*	$23,657,319	$10,840,458

† Commencement of operations.

* Includes undistributed net investment income of:	$2,855	$366

See notes to financial statements.

10

■	The Guardian VC Low Duration Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Year Ended December 31, 2004	Period from August 28, 2003† to December 31, 2003
Net asset value, beginning of period	$10.06	$10.00

Income from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain/(loss) on investments	(0.09)	0.07

Net increase from investment operations	0.09	0.10

Dividends and Distributions to Shareholders from:
Net investment income	(0.18)	(0.03)
Net realized gain on investments	—	(0.01)

Total dividends and distributions	(0.18)	(0.04)

Net asset value, end of period	$9.97	$10.06

Total return*	0.91%	0.97	%(a)

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$23,657	$10,840
Ratio of expenses to average net assets	0.81%	1.74	%(b)
Ratio of net investment income to average net assets	2.11%	0.93	%(b)
Portfolio turnover rate	90%	92%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

11

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian VC Low Duration Bond Fund (the Fund or GVLDBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GVLDBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVLDBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVLDBF is permitted to buy international securities that are not U.S. dollar denominated. GVLDBF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the GVLDBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates

12

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Futures Contracts

GVLDBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVLDBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVLDBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVLDBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVLDBF. GVLDBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVLDBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVLDBF. Net realized short-term and long-term capital gains for GVLDBF will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of GVLDBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

Ordinary Income
2004	$366,976
2003	40,244

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Post-October Loss/ Capital Loss Carryforward	Unrealized Depreciation
$2,855	$20,148	$137,865

Taxes

GVLDBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

For the year ended December 31, 2004, for federal income tax purposes, the Fund had a post-October capital loss and a capital loss carryforward of:

Post- October Capital Loss	Capital Loss Carryforward	Expiration Date
$4,300	$15,848	2012

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate .45% of the average daily net assets of the Fund.

13

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $28,549,678 and $15,256,926, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency and futures at December 31, 2004 aggregated $7,652 and $145,517, respectively, resulting in net unrealized depreciation of $137,865. The cost of investments owned at December 31, 2004 for federal income tax purposes was $23,824,516.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVLDBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVLDBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVLDBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short- term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVLDBF enters into a reverse repurchase agreement, GVLDBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVLDBF may enter into dollar rolls (principally using TBA’s) in which GVLDBF sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

14

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVLDBF. Transactions in capital stock were as follows:

	Year Ended December 31, 2004	Period from August 28, 2003† to December 31, 2003	Year Ended December 31, 2004	Period from August 28, 2003† to December 31, 2003
	Shares		Amount
Shares sold	1,794,607	1,244,113	$18,047,190	$12,470,704
Shares issued in reinvestment of dividends and distributions	36,855	4,004	366,976	40,244
Shares repurchased	(535,902)	(170,032)	(5,402,325)	(1,710,312)

Net increase	1,295,560	1,078,085	$13,011,841	$10,800,636

Note H.	Line of Credit

A $100,000,000 line of credit available to GVLDBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note I.	Management Information (Unaudited)

The directors and officers of GVLDBF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served††	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara Box 902 East Orleans, Massachusetts 02463 (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

†	Commencement of operations.
††	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.
*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.

15

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships
Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York – Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

19

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

20

■	The Guardian VC Low Duration Bond Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and

Shareholders of The Guardian VC Low Duration Bond Fund

We have audited the accompanying statement of assets and liabilities of The Guardian VC Low Duration Bond Fund (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from August 28, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian VC Low Duration Bond Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from August 28, 2003 to December 31, 2003, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

21

■	The Guardian VC Low Duration Bond Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

22

■ The Guardian UBS VC Large Cap Value Fund	Annual Report To Contractowners

The Guardian UBS VC Large Cap Value Fund is managed by a team of investment professionals from the Fund’s sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in large cap value investment management.

Objective:

Seeks to maximize total return, consisting of capital appreciation and current income

Portfolio:

At least 80% in equity securities issued by companies with a large market capitalization at the time of purchase

Inception Date:

February 3, 2003

Net Assets at

December 31, 2004:

$73,895,426

An Update from Fund Management

For the year ended December 31, 2004, The Guardian UBS VC Large Cap Value Fund had a total return of 13.74% versus a return of 16.49% for its benchmark, the Russell 1000 Value Index.

In our view, many of the widely perceived risks to the U.S. economy never materialized. The danger of deflation in the U.S. seemed to have disappeared, and was replaced by concerns of a new inflation cycle in the coming months, fueled by energy prices and a weak U.S. dollar. The U.S. election result was clear-cut, with George W. Bush winning a concession from John F. Kerry the day after the election, avoiding a drawn-out battle and reassuring financial markets. Unemployment stayed low, averaging around 5.5%, and non-farm payroll growth picked up moderately, easing labor market fears. Moreover, private consumption continued to grow despite a rising debt burden. Geopolitical uncertainty diminished somewhat, as the situation in Iraq calmed, with US and Iraqi forces capturing Fallujah, a major center of insurgent activity, and fears of repeated terrorist attacks receded following the Madrid bombings in March.

Portfolio performance benefited from sector selection, but was offset by negative stock selection during the year. Although our exposure to telecommunications was positive for the year, our holding in Nextel detracted from performance, as it performed relatively poorly in a strongly performing sector. The Fund was also underweight in energy during most of the year, which also detracted from performance. The Fund benefited by having no exposure to semiconductors, which performed poorly as concerns mounted regarding future growth expectations and excess capacity.

Our investment research focuses on identifying discrepancies between a security’s fundamental or intrinsic value and its observed market price. For each stock under our analysis we discount to the present all future cash flows that we believe will accrue to an investor, incorporating our analyst team’s considerations of company management, competitive advantage and each company’s core competencies. These value estimates are then compared to current market prices and ranked against the other stocks in our valuation universe. The portfolio is constructed by focusing on those stocks that rank in the top 20% of the stocks under our analysis, based on their valuation estimates, taking into account market sensitivity, common characteristic exposures and industry weightings.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of UBS Global Asset Management (Americas) Inc. or Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The Russell 1000 Value Index offers investors access to the large-cap value segment of the U.S. equity universe. The Russell 1000 Value is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager’s opportunity set. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ The Guardian UBS VC Large Cap Value Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/04)

Company	Percentage of Total Net Assets
Exxon Mobil Corp.	4.89%
Citigroup, Inc.	4.71%
Morgan Stanley	4.43%
J.P. Morgan Chase & Co.	4.18%
Wells Fargo & Co.	4.17%
Nextel Comm., Inc.	3.32%
Federal Home Loan Mortgage Corp.	3.28%
Marathon Oil Corp.	2.98%
Time Warner, Inc.	2.51%
UnitedHealth Group	2.48%

Sector Weightings vs. Index  (As of 12/31/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 2/3/2003
The Guardian UBS VC Large Cap Value Fund	13.74%	NA	NA	NA	23.77%
Russell 1000 Value Index	16.49%	NA	NA	NA	25.51%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2

■ The Guardian UBS VC Large Cap Value Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the Russell 1000 Value Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian UBS VC Large Cap Value Fund	$1,000.00	$1,103.30	$5.13

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so,

3

■ The Guardian UBS VC Large Cap Value Fund	Annual Report To Contractowners

compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian UBS VC Large Cap Value Fund	$1,000.00	$1,020.26	$4.93

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■	The Guardian UBS VC Large Value Fund

Schedule of Investments

December 31, 2004

Common Stocks — 97.7%
Shares		Value

Aerospace and Defense — 2.4%
18,700	Lockheed Martin Corp.	$1,038,785
13,700	Northrop Grumman Corp.	744,732

		1,783,517

Auto Components — 1.4%
16,300	Johnson Controls, Inc.	1,034,072

Biotechnology — 1.0%
14,200	Cephalon, Inc.*	722,496

Building Products — 2.1%
42,800	Masco Corp.	1,563,484

Capital Markets — 8.0%
55,000	Mellon Financial Corp.	1,711,050
59,000	Morgan Stanley	3,275,680
19,700	Northern Trust Corp.	957,026

		5,943,756

Commercial Banks — 8.0%
30,358	Bank of America Corp.	1,426,522
24,800	PNC Financial Svcs. Group	1,424,512
49,600	Wells Fargo & Co.	3,082,640

		5,933,674

Commercial Services and Supplies — 0.6%
15,400	Equifax, Inc.	432,740

Computers and Peripherals — 1.2%
40,700	Hewlett Packard Co.	853,479

Construction Materials — 2.0%
27,200	Martin Marietta Materials, Inc.	1,459,552

Diversified Financial Services — 8.9%
72,300	Citigroup, Inc.	3,483,414
79,100	J.P. Morgan Chase & Co.	3,085,691

		6,569,105

Diversified Telecommunication Services — 1.9%
55,500	SBC Comm., Inc.	1,430,235

Electric Utilities — 6.7%
41,100	American Electric Power, Inc.	1,411,374
33,200	Exelon Corp.	1,463,124
35,900	FirstEnergy Corp.	1,418,409
32,700	Pepco Hldgs., Inc.	697,164

		4,990,071

Food and Staples Retailing — 4.7%
45,500	Albertson’s, Inc.	1,086,540
28,800	Costco Wholesale Corp.	1,394,208
55,400	Kroger Co.*	971,716

		3,452,464

Health Care Providers and Services — 3.1%
3,300	Medco Health Solutions, Inc.*	137,280
3,700	Quest Diagnostics, Inc.	353,535
20,800	UnitedHealth Group	1,831,024

		2,321,839

Household Products — 1.1%
12,800	Kimberly-Clark Corp.	842,368

Shares		Value

Insurance — 4.3%
20,100	AFLAC, Inc.	$800,784
22,900	Allstate Corp.	1,184,388
17,100	Hartford Financial Svcs. Group, Inc.	1,185,201

		3,170,373

Internet and Catalog Retail — 0.9%
23,700	IAC/InterActiveCorp*	654,594

Machinery — 2.5%
19,600	Illinois Tool Works, Inc.	1,816,528

Media — 8.6%
16,900	Omnicom Group, Inc.	1,425,008
95,300	Time Warner, Inc.*	1,852,632
16,200	Tribune Co.	682,668
22,900	Univision Comm., Inc.*	670,283
48,200	Viacom, Inc.	1,753,998

		6,384,589

Multi-Utilities and Unregulated Power — 1.8%
35,100	CMS Energy Corp.*	366,795
26,800	Sempra Energy	983,024

		1,349,819

Oil and Gas — 7.9%
70,500	Exxon Mobil Corp.	3,613,830
58,500	Marathon Oil Corp.	2,200,185

		5,814,015

Pharmaceuticals — 6.4%
30,900	Bristol-Myers Squibb Corp.	791,658
23,300	Johnson & Johnson	1,477,686
30,200	Pfizer, Inc.	812,078
38,000	Wyeth	1,618,420

		4,699,842

Road and Rail — 4.7%
35,500	Burlington Northern Santa Fe	1,679,505
44,400	CSX Corp.	1,779,552

		3,459,057

Software — 0.9%
47,300	Oracle Corp.*	648,956

Thrifts and Mortgage Finance — 3.3%
32,900	Federal Home Loan Mortgage Corp.	2,424,730

Wireless Telecommunication Services — 3.3%
81,700	Nextel Comm., Inc.*	2,451,000

	Total Common Stocks (Cost $55,833,620)	72,206,355

Exchange-Traded Fund — 0.2%
1,400	S&P Depositary Receipts Trust Series 1 exp. 12/31/2099 (Cost $156,114)	$169,218

See notes to financial statements.

5

■	The Guardian UBS VC Large Value Fund

Schedule of Investments (Continued)

December 31, 2004

Repurchase Agreement — 2.0%
Principal Amount		Value
$ 1,462,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $1,462,258 at 2.12%, due 1/3/2005 (1) (Cost $1,462,000)	$1,462,000

Total Investments — 99.9% (Cost $57,451,734)		73,837,573
Cash, Receivables and Other Assets Less Liabilities — 0.1%		57,853

Net Assets — 100%		$73,895,426

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.

6

■	The Guardian UBS VC Large Cap Value Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $57,451,734)	$73,837,573
Cash	111
Receivable for securities sold	117,206
Receivable for fund shares sold	112,589
Dividends receivable	58,811
Interest receivable	86
Other assets	1,495

Total Assets	74,127,871

LIABILITIES
Payable for securities purchased	161,192
Accrued expenses	46,865
Due to GIS	24,388

Total Liabilities	232,445

Net Assets	$73,895,426

COMPONENTS OF NET ASSETS
Capital stock, at par	$5,537
Additional paid-in capital	56,628,550
Undistributed net investment income	28,708
Accumulated net realized gain on investments	846,792
Net unrealized appreciation of investments	16,385,839

Net Assets	$73,895,426

Shares Outstanding — $0.001 par value	5,536,879

Net Asset Value Per Share	$13.35

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$1,288,349
Interest	20,111

Total Income	1,308,460

Expenses:
Investment advisory fees — Note B	519,827
Custodian fees	48,017
Audit fees	22,850
Director’s fees — Note B	4,306
Other	14,457

Total Expenses	609,457

Net Investment Income	699,003

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	4,177,003
Net change in unrealized appreciation of investments	3,715,505

Net Realized and Unrealized Gain on Investments	7,892,508

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,591,511

See notes to financial statements.

7

■	The Guardian UBS VC Large Cap Value Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2004	Period from February 3, 2003† to December 31, 2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$699,003	$648,497
Net realized gain on investments	4,177,003	2,956,987
Net change in unrealized appreciation of investments	3,715,505	12,670,334

Net Increase in Net Assets Resulting from Operations	8,591,511	16,275,818

Dividends and Distributions to Shareholders from:
Net investment income	(674,304)	(644,488)
Net realized gain on investments	(5,211,406)	(1,075,792)

Total Dividends and Distributions to Shareholders	(5,885,710)	(1,720,280)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	12,696,658	43,937,429

Net Increase in Net Assets	15,402,459	58,492,967

NET ASSETS:

Beginning of period	58,492,967	—

End of period*	$73,895,426	$58,492,967

† Commencement of operations.
* Includes undistributed net investment income of:	$28,708	$4,009

See notes to financial statements.

8

■	The Guardian UBS VC Large Cap Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Year Ended December 31, 2004	Period from February 3, 2003† to December 31, 2003
Net asset value, beginning of period	$12.82	$10.00

Income from investment operations:
Net investment income	0.14	0.14
Net realized and unrealized gain on investments	1.57	3.06

Net increase from investment operations	1.71	3.20

Dividends and Distributions to Shareholders from:
Net investment income	(0.14)	(0.14)
Net realized gain on investments	(1.04)	(0.24)

Total dividends and distributions	(1.18)	(0.38)

Net asset value, end of period	$13.35	$12.82

Total return*	13.74%	32.07	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$73,895	$58,493
Ratio of expenses to average net assets	0.97%	1.08	%(b)
Ratio of net investment income to average net assets	1.12%	1.27	%(b)
Portfolio turnover rate	41%	48%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.

Inclusion of such charges would reduce the total returns for all periods shown.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

9

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian UBS VC Large Cap Value Fund (the Fund or GLCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GLCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GLCVF is permitted to buy international securities that are not U.S. dollar denominated. GLCVF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GLCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually

10

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GLCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GLCVF. When forward contracts are closed, GLCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GLCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GLCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GLCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GLCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GLCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GLCVF. GLCVF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GLCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GLCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GLCVF. Net realized short-term and long-term capital gains for GLCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GLCVF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2004	$3,326,669	$2,559,041	$5,885,710
2003	1,720,280	—	1,720,280

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Gain	Unrealized Appreciation
$256,403	$692,830	$16,312,105

Taxes

GLCVF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

11

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .83% of its average daily net assets of the Fund. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GLCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .43% of GLCVF’s average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GLCVF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of

$30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $32,942,062 and $25,207,706, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2004 aggregated $16,504,118 and $192,013, respectively, resulting in net unrealized appreciation of $16,312,105. The cost of investments owned at December 31, 2004 for federal income tax purposes was $57,525,468.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GLCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GLCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

12

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note E.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GLCVF. Transactions in capital stock were as follows:

	Year Ended December 31, 2004	Period from February 3, 2003† to December 31, 2003	Year Ended December 31, 2004	Period from February 3, 2003† to December 31, 2003
	Shares		Amount
Shares sold	756,276	5,464,736	$9,849,542	$54,542,249
Shares issued in reinvestment of dividends and distributions	450,427	136,708	5,885,710	1,720,279
Shares repurchased	(234,205)	(1,037,063)	(3,038,594)	(12,325,099)

Net increase	972,498	4,564,381	$12,696,658	$43,937,429

Note F.	Line of Credit

A $100,000,000 line of credit available to GLCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of GLCVF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series)

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served††	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	Commencement of operations.
††	There is no set term of of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner
(4 funds) and Ell Realty Securities Trust
					(2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company, Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc., and Guardian Investor Services LLC, since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. President of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian UBS VC Large Cap Value Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and Shareholders of The Guardian UBS VC Large Cap Value Fund

We have audited the accompanying statement of assets and liabilities of The Guardian UBS VC Large Cap Value Fund, (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from February 3, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian UBS VC Large Cap Value Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from February 3, 2003 to December 31, 2003, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

18

■	The Guardian UBS VC Large Cap Value Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

19

■ The Guardian UBS VC Small Cap Value Fund	Annual Report To Contractowners

The Guardian UBS VC Small Cap Value Fund is managed by a team of investment professionals from the Fund’s sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in small cap value investment management.

Objective:

Seeks to maximize total return, consisting of capital appreciation and current income

Portfolio:

At least 80% in equity securities issued by companies with a small market capitalization at the time of purchase

Inception Date:

February 3, 2003

Net Assets at

December 31, 2004:

$25,310,003

An Update from Fund Management

For the year ended December 31, 2004, The Guardian UBS VC Small Cap Value Fund had a total return of 18.52% versus a return of 22.25% for its benchmark, the Russell 2000 Value Index.

The U.S. equity markets rallied broadly in the fourth quarter, resulting in a very respectable calendar year of investment performance. The energy sector was a significant contributor to performance during the year, led by crude producers and offshore drillers. Technology, while finishing the year strongly, did not fare well over the full course of 2004 as semiconductor companies in particular were hit by concerns over slowing growth and excess capacity. In a reversal of 2003, small cap companies with low price/earnings ratios, low price/book ratios and lower volatility tended to outperform in 2004. The Fund underperformed its benchmark during 2004 due largely to industry selection. Specifically, the Fund’s overweight to electronic equipment and media, combined with underweights to hotels and mining and materials, detracted from results. This offset beneficial decisions to underweight semiconductors and overweight transportation/freight, medical services and products. The Fund’s exposure to higher quality, less volatile stocks helped results during the year.

Our investment research focuses on identifying discrepancies between a security’s fundamental or intrinsic value and its observed market price. For each stock under our analysis we discount to the present all future cash flows that we believe will accrue to an investor, incorporating our analyst team’s considerations of company management, competitive advantage, and each company’s core competencies. We place particular emphasis on fundamental research conducted on-site at the companies we are covering. We utilize proprietary tools including our post-venture database/valuation system to calculate intrinsic value, and rank stocks by their relative price/intrinsic value attractiveness. We seek to build portfolios with securities that we believe have the potential to generate positive returns. Portfolios are constructed and monitored with adherence to risk management and client guidelines.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of UBS Global Asset Management (Americas) Inc. or Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.

•	The Russell 2000 Value Index offers investors access to the small-cap value segment of the U.S. equity universe. The Russell 2000 Value is constructed to provide a comprehensive and unbiased barometer of the small-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small-cap value manager’s opportunity set. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ The Guardian UBS VC Small Cap Value Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/04)

Company	Percentage of Total Net Assets
iShares Russell 2000 Value Index Fund	3.89%
Equitable Resources, Inc.	2.88%
McGrath Rentcorp	2.26%
Renal Care Group, Inc.	2.01%
Regal-Beloit Corp.	1.95%
Quanex Corp.	1.92%
Harris Corp.	1.88%
AmerUs Group Co.	1.66%
Esterline Technologies Corp.	1.66%
Gardner Denver, Inc.	1.62%

Sector Weightings vs. Index  (As of 12/31/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 2/3/2003
The Guardian UBS VC Small Cap Value Fund	18.52%	NA	NA	NA	28.13%
Russell 2000 Value Index	22.25%	NA	NA	NA	37.74%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2

■ The Guardian UBS VC Small Cap Value Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the Russell 2000 Value Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian UBS VC Small Cap Value Fund	$1,000.00	$1,123.70	$7.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

3

■ The Guardian UBS VC Small Cap Value Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian UBS VC Small Cap Value Fund	$1,000.00	$1,018.30	$6.90

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■	The Guardian UBS VC Small Cap Value Fund

Schedule of Investments

December 31, 2004

Common Stocks — 91.3%
Shares		Value

Aerospace and Defense — 2.6%
12,900	Esterline Technologies Corp.*	$421,185
6,000	Triumph Group, Inc.*	237,000

		658,185

Airlines — 3.1%
16,900	AMR Corp.*	185,055
25,500	Mesa Air Group, Inc.*	202,470
28,000	Pinnacle Airlines Corp.*	390,320

		777,845

Auto Components — 1.4%
11,600	American Axle & Mfg. Hldgs., Inc.	355,656

Biotechnology — 1.4%
11,700	Alkermes, Inc.*	164,853
8,400	Ligand Pharmaceuticals, Inc.*	97,776
5,900	Vicuron Phamaceuticals, Inc.*	102,719

		365,348

Building Products — 0.4%
7,400	Apogee Enterprises, Inc.	99,234

Capital Markets — 2.4%
25,000	Apollo Investment Corp.	377,500
5,700	National Financial Partners Corp.	221,160

		598,660

Chemicals — 0.8%
5,200	Lubrizol Corp.	191,672

Commercial Banks — 8.7%
11,500	Boston Private Financial Hldgs., Inc.	323,955
18,800	Colonial BancGroup, Inc.	399,124
8,000	Cullen/Frost Bankers, Inc.	388,800
4,700	First BanCorp.	298,497
8,400	South Financial Group, Inc.	273,252
11,300	Trustmark Corp.	351,091
4,710	Vineyard National Bancorp Co.	154,771

		2,189,490

Commercial Services and Supplies — 4.9%
11,700	Jackson Hewitt Tax Svc., Inc.	295,425
3,700	John H. Harland Co.	133,570
13,100	McGrath Rentcorp	571,291
7,600	Mobile Mini, Inc.*	251,104

		1,251,390

Communications Equipment — 1.9%
7,700	Harris Corp.	475,783

Computers and Peripherals — 0.2%
23,700	Quantum Corp.*	62,094

Electric Utilities — 1.5%
4,100	Allete, Inc.	150,675
7,800	Hawaiian Electric Inds., Inc.	227,370

		378,045

Electrical Equipment — 3.0%
17,300	Regal-Beloit Corp.	494,780
13,700	Ultralife Batteries, Inc.*	266,465

		761,245

Electronic Equipment and Instruments — 2.9%
16,200	Methode Electronics, Inc.	208,170
18,100	Newport Corp.*	255,210
12,700	Park Electrochemical Corp.	275,336

		738,716

Shares		Value

Energy Equipment and Services — 2.5%
10,800	Oceaneering Int’l., Inc.*	$403,056
7,000	Offshore Logistics, Inc.*	227,290

		630,346

Food Products — 1.2%
15,300	Hain Celestial Group, Inc.*	316,251

Gas Utilities — 1.3%
9,600	AGL Resources, Inc.	319,104

Health Care Equipment and Supplies — 3.1%
26,700	Candela Corp.*	303,312
6,400	Haemonetics Corp.*	231,744
7,300	Mentor Corp.	246,302

		781,358

Health Care Providers and Services — 4.5%
5,800	LifePoint Hospitals, Inc.*	201,956
6,700	Molina Healthcare, Inc.*	310,746
4,500	RehabCare Group, Inc.*	125,955
14,150	Renal Care Group, Inc.*	509,258

		1,147,915

Hotels, Restaurants and Leisure — 1.4%
8,600	CBRL Group, Inc.	359,910

Household Durables — 4.4%
14,400	Department 56, Inc.*	239,760
13,200	Furniture Brands Int’l., Inc.	330,660
6,300	Libbey, Inc.	139,923
200	Meritage Homes Corp.*	22,540
6,800	Ryland Group, Inc.	391,272

		1,124,155

Information Technology Services — 0.9%
27,600	SM&A*	235,456

Insurance — 3.2%
9,300	AmerUs Group Co.	421,290
4,500	Donegal Group, Inc.	103,185
6,500	Selective Insurance Group, Inc.	287,560

		812,035

Internet Software and Services — 1.0%
72,400	Tumbleweed Comm. Corp.*	241,816

Machinery — 3.9%
11,300	Gardner Denver, Inc.*	410,077
4,300	Harsco Corp.	239,682
8,300	Nordson Corp.	332,581

		982,340

Media — 3.6%
6,100	ADVO, Inc.	217,465
20,700	Radio One, Inc.*	333,684
11,100	Saga Comm., Inc.*	187,035
18,000	Sinclair Broadcast Group, Inc.	165,780

		903,964

Metals and Mining — 1.9%
7,100	Quanex Corp.	486,847

Multi-Utilities and Unregulated Power — 2.9%
12,000	Equitable Resources, Inc.	727,920

Oil and Gas — 1.0%
3,700	Cimarex Energy Co.*	140,230
7,600	NGP Capital Resources Co.*	116,812

		257,042

See notes to financial statements.

5

■	The Guardian UBS VC Small Cap Value Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

Personal Products — 1.3%
12,700	Nu Skin Enterprises, Inc.	$322,326

Real Estate — 5.4%
10,707	Government Pptys. Trust, Inc.	105,571
7,500	Parkway Pptys., Inc.	380,625
12,200	Saxon Capital, Inc.	292,678
4,100	SL Green Realty Corp.	248,255
11,600	Thornburg Mortgage, Inc.	335,936

		1,363,065

Road and Rail — 2.5%
6,650	Genesee & Wyoming, Inc.*	187,064
7,500	Werner Enterprises, Inc.	169,800
5,000	Yellow Roadway Corp.*	278,550

		635,414

Software — 1.4%
15,000	Mentor Graphics Corp.*	229,350
4,700	Reynolds & Reynolds Co.	124,597

		353,947

Specialty Retail — 4.0%
8,200	Linens ‘n Things, Inc.*	203,360
21,900	Party City Corp.*	283,167
8,950	Rent-A-Center, Inc.*	237,175
3,600	Sharper Image Corp.*	67,860
8,100	The Sports Authority, Inc.*	208,575

		1,000,137

Textiles, Apparel and Luxury Goods — 0.7%
5,500	Kellwood Co.	189,750

Thrifts and Mortgage Finance — 4.0%
6,900	Accredited Home Lenders Hldg. Co.*	342,792
5,300	Independence Community Bank Corp.	225,674
5,800	IndyMac Bancorp, Inc.	199,810
26,200	Ocwen Financial Corp.*	250,472

		1,018,748

	Total Common Stocks (Cost $18,337,255)	23,113,209

Exchange-Traded Fund — 3.9%
5,100	iShares Russell 2000 Value Index Fund (Cost $973,167)	$984,096

Repurchase Agreement — 4.6%
Principal Amount		Value
$ 1,163,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $1,163,205 at 2.12%, due 1/3/2005 (1) (Cost $1,163,000)	$1,163,000

Total Investments — 99.8% (Cost $20,473,422)		25,260,305
Cash, Receivables and Other Assets Less Liabilities — 0.2%		49,698

Net Assets — 100%		$25,310,003

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.

6

■	The Guardian UBS VC Small Cap Value Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $20,473,422)	$25,260,305
Cash	319
Receivable for securities sold	174,722
Receivable for fund shares sold	48,772
Dividends receivable	25,515
Interest receivable	68
Other assets	471

Total Assets	25,510,172

LIABILITIES
Payable for securities purchased	160,888
Accrued expenses	31,002
Payable for fund shares redeemed	41
Due to GIS	8,238

Total Liabilities	200,169

Net Assets	$25,310,003

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,812
Additional paid-in capital	20,312,312
Undistributed net investment income	4,367
Accumulated net realized gain on investments	204,629
Net unrealized appreciation of investments	4,786,883

Net Assets	$25,310,003

Shares Outstanding — $0.001 Par Value	1,811,924

Net Asset Value Per Share	$13.97

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$328,472
Interest	8,494
Less: Foreign tax withheld	(270)

Total Income	336,696

Expenses:
Investment advisory fees — Note B	199,161
Custodian fees	40,694
Audit fees	22,850
Director’s fees — Note B	1,235
Other	7,604

Total Expenses	271,544

Net Investment Income	65,152

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	1,898,467
Net change in unrealized appreciation of investments	1,708,679

Net Realized and Unrealized Gain on Investments	3,607,146

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,672,298

See notes to financial statements.

7

■	The Guardian UBS VC Small Cap Value Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2004	Period from February 3, 2003† to December 31, 2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$65,152	$49,392
Net realized gain on investments	1,898,467	1,105,111
Net change in unrealized appreciation of investments	1,708,679	3,078,204

Net Increase in Net Assets Resulting from Operations	3,672,298	4,232,707

Dividends and Distributions to Shareholders from:
Net investment income	(58,426)	(49,071)
Net realized gain on investments	(2,098,320)	(703,307)

Total Dividends and Distributions to Shareholders	(2,156,746)	(752,378)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	6,910,937	13,403,185

Net Increase in Net Assets	8,426,489	16,883,514

NET ASSETS:

Beginning of period	16,883,514	—

End of period*	$25,310,003	$16,883,514

† Commencement of operations.

* Includes undistributed net investment income of:	$4,367	$—

See notes to financial statements.

8

■	The Guardian UBS VC Small Cap Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Year Ended December 31, 2004	Period from February 3, 2003† to December 31, 2003
Net asset value, beginning of period	$12.94	$10.00

Income from investment operations:
Net investment income	0.04	0.04
Net realized and unrealized gain on investments	2.32	3.50

Net increase from investment operations	2.36	3.54

Dividends and Distributions to Shareholders from:
Net investment income	(0.04)	(0.04)
Net realized gain on investments	(1.29)	(0.56)

Total dividends and distributions	(1.33)	(0.60)

Net asset value, end of period	$13.97	$12.94

Total return*	18.52%	35.39	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$25,310	$16,884
Ratio of expenses to average net assets	1.36%	1.68	%(b)
Ratio of net investment income to average net assets	0.33%	0.42	%(b)
Portfolio turnover rate	71%	75%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not Annualized.
(b)	Annualized.

See notes to financial statements.

9

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian UBS VC Small Cap Value Fund (the Fund or GSCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

Shares of GSCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Futures contracts are valued at the settlement prices established each day by the board of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCVF is permitted to buy international securities that are not U.S. dollar denominated. GSCVF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually

10

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, GSCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSCVF. GSCVF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GSCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCVF. Net realized short-term and long-term capital gains for GSCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCVF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2004	$798,939	$1,357,807	$2,156,746
2003	752,378	—	752,378

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Gain	Unrealized Appreciation
$4,367	$214,463	$4,777,049

Taxes

GSCVF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

11

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2004, the Fund reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized gain on investments. Increases/(decreases) to the various capital accounts were as follows:

Paid-in capital	Undistributed net investment income	Accumulated net realized gain on investments
$2	$(2,359)	$2,357

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 1.00% of the average daily net assets for the first $50 million and an annual rate of .95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .60% for the first $50 million and at an annual rate of .55% in excess of $50 million of GSCVF’s average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GSCVF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $18,278,696 and $13,972,562, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2004 aggregated to $5,036,114 and $259,065, respectively, resulting in net unrealized appreciation of $4,777,049. The cost of investments owned at December 31, 2004 for federal income tax purposes was $20,483,256.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

12

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note E.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GSCVF. Transactions in capital stock were as follows:

	Year Ended December 31, 2004	Period from February 3, 2003† to December 31,2003	Year Ended December 31, 2004	Period from February 3, 2003† to December 31,2003
	Shares		Amount
Shares sold	664,548	1,494,804	$8,950,066	$15,721,510
Shares issued in reinvestment of dividends and distributions	156,153	57,573	2,156,746	752,378
Shares repurchased	(313,934)	(247,220)	(4,195,875)	(3,070,703)

Net increase	506,767	1,305,157	$6,910,937	$13,403,185

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of GSCVF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series trust that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series)

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served††	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	Commencement of operations.
††	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships
Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors

Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York – Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25

Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner
(4 funds) and Ell Realty Securities Trust

(2 funds).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Robert G. Smith, Ph.D. 132 East 72nd Street , Apt. # 1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company, Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Jonathan C. Jankus (5/19/47)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Stewart M. Johnson (10/21/52)	Senior Director	Since 2002	Senior Director, The Guardian Life Insurance Company of America since 1/02. Second Vice President from 12/00 to 1/02; Assistant Vice President prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Peter J. Liebst (4/7/56)	Managing Director	Since 1999	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	20

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	The Guardian UBS VC Small Cap Value Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of The Guardian Variable Contract Funds, Inc. and

Shareholders of The Guardian UBS VC Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of The Guardian UBS VC Small Cap Value Fund, (one of the series constituting The Guardian Variable Contract Funds, Inc.), including the schedule of investments, as of December 31, 2004, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from February 3, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian UBS VC Small Cap Value Fund of The Guardian Variable Contract Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from February 3, 2003 to December 31, 2003, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

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■	The Guardian UBS VC Small Cap Value Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

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ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”). A copy of the Code is filed as an exhibit to this Form N-CSR. There were no substantive amendments made to the Code, nor were there any waivers granted under the Code, during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors/Trustees has determined that Robert G. Smith qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Dr. Smith serves as Chairman of the registrant’s audit committee and is considered “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2004 – (a) Audit Fees $127,860; (c) Tax Fees $37,890; 2003 – (a) Audit Fees $122,765; (c) Tax Fees $37,000.

Audit Fees include amounts related to the audit and report on the registrant’s annual financial statements. Tax fees include amounts related to tax compliance services.

(e)(1) Pursuant to the Audit Committee charter, the Audit Committee of the Board is responsible for pre- approving any engagement of the Registrant’s accountant to provide any non-prohibited services to the Registrant, including the fees and other compensation to be paid to the accountant. The Chairman of the Audit Committee may grant the pre-approval of services to the Registrant for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

The Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant, including the fees and other compensation to be paid to the accountant, to provide any non- audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve non-audit services, which are not prohibited, to the adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant). All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)	No services described in paragraph (b) – (d) of Item 4, were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Not Applicable.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

               INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

               AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Variable Contract Funds, Inc.

Date:	March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Variable Contract Funds, Inc.

Date:	March 4, 2005

By:	/s/ Frank L. Pepe
Frank L. Pepe
Vice President and Treasurer of
The Guardian Variable Contract Funds, Inc.

Date:	March 4, 2005